                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-7820
                                    --------------------------------------------

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                           (Zip Code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:        816-531-5575
                                                    ----------------------------

Date of fiscal year end:    March 31
                          ------------------------------------------------------

Date of reporting period:   December 31, 2005
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EQUITY INCOME FUND
DECEMBER 31, 2005

[american century investments logo and text logo]

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 68.3%
AEROSPACE & DEFENSE - 2.2%
         3,049,557  Honeywell International Inc.                 $   113,595,998
                                                                 ---------------
BEVERAGES - 0.9%
           612,900  Anheuser-Busch
                    Companies, Inc.                                   26,330,184
           529,500  Coca-Cola Company (The)                           21,344,145
                                                                 ---------------
                                                                      47,674,329
                                                                 ---------------
BUILDING PRODUCTS - 1.0%
         1,659,700  Masco Corp.                                       50,106,343
                                                                 ---------------
CHEMICALS - 3.0%
           311,700  Air Products & Chemicals, Inc.                    18,449,523
         1,804,200  du Pont (E.I.) de Nemours & Co.                   76,678,500
           498,800  Ferro Corp.                                        9,357,488
         1,429,800  International Flavors &
                    Fragrances Inc.                                   47,898,300
           317,800  Olin Corp.                                         6,254,304
                                                                 ---------------
                                                                     158,638,115
                                                                 ---------------
COMMERCIAL BANKS - 9.6%
         4,462,700  Bank of America Corp.                            205,953,604
         2,663,090  Commerce Bancshares, Inc.                        138,800,251
           585,217  Fifth Third Bancorp                               22,074,385
           460,500  Mercantile Bankshares
                    Corporation                                       25,990,620
         1,503,700  SunTrust Banks, Inc.                             109,409,212
                                                                 ---------------
                                                                     502,228,072
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.3%
         2,216,100  Pitney Bowes, Inc.                                93,630,225
         1,669,124  Republic Services, Inc. Cl A                      62,675,606
         2,225,545  Waste Management, Inc.                            67,545,291
                                                                 ---------------
                                                                     223,851,122
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.2%
           432,400  Nokia Oyj ADR                                      7,912,920
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.6%
           807,231  Diebold, Inc.                                     30,674,778
                                                                 ---------------
CONTAINERS & PACKAGING - 0.7%
         1,370,300  Bemis Co., Inc.                                   38,176,558
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 3.4%
           325,600  AT&T Inc.                                          7,973,944

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

         4,215,400  BellSouth Corp.                                  114,237,340
           170,700  Commonwealth Telephone
                    Enterprises, Inc.                                  5,764,539
           466,780  Iowa Telecommunications
                    Services Inc.                                      7,230,422
         1,348,000  Verizon Communications                            40,601,760
                                                                 ---------------
                                                                     175,808,005
                                                                 ---------------
ELECTRIC UTILITIES - 3.0%
         2,004,278  IDACORP, Inc.(1)                                  58,725,345
         1,504,000  Pepco Holdings, Inc.                              33,644,480
         3,087,149  Westar Energy Inc.                                66,373,704
                                                                 ---------------
                                                                     158,743,529
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.6%
           376,900  Emerson Electric Co.                              28,154,430
         1,208,056  Hubbell Inc. Cl B                                 54,507,487
                                                                 ---------------
                                                                      82,661,917
                                                                 ---------------
FOOD PRODUCTS - 4.7%
         3,017,200  H.J. Heinz Company                               101,739,984
         5,114,629  Kraft Foods Inc. Cl A                            143,925,660
                                                                 ---------------
                                                                     245,665,644
                                                                 ---------------
GAS UTILITIES - 3.4%
           487,291  Cascade Natural Gas Corp.                          9,507,047
         1,040,900  NICOR Inc.                                        40,917,779
         2,338,685  Piedmont Natural Gas Co., Inc.                    56,502,630
         2,424,700  WGL Holdings Inc.(1)                              72,886,482
                                                                 ---------------
                                                                     179,813,938
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
           125,377  Snap-on Incorporated                               4,709,160
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.8%
           413,900  Clorox Company                                    23,546,771
           750,600  Colgate-Palmolive Co.                             41,170,410
         1,326,500  Kimberly-Clark Corp.                              79,125,725
                                                                 ---------------
                                                                     143,842,906
                                                                 ---------------
INSURANCE - 1.5%
           485,300  Allstate Corp.                                    26,240,171
           533,123  CNA Surety Corp.(2)                                7,767,602
         1,393,036  Marsh & McLennan
                    Companies, Inc.                                   44,242,823
                                                                 ---------------
                                                                      78,250,596
                                                                 ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

MEDIA - 1.4%
         1,337,200  Dow Jones & Co., Inc.                             47,457,228
           899,800  Tribune Co.                                       27,227,948
                                                                 ---------------
                                                                      74,685,176
                                                                 ---------------
METALS & MINING - 0.4%
           920,900  Compass Minerals
                    International Inc.                                22,598,886
                                                                 ---------------
MULTI-UTILITIES - 4.4%
         2,247,074  Ameren Corp.                                     115,140,072
         1,724,800  Consolidated Edison, Inc.                         79,909,984
           470,900  Puget Energy Inc.                                  9,615,778
         1,212,800  XCEL Energy Inc.                                  22,388,288
                                                                 ---------------
                                                                     227,054,122
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 8.8%
         1,912,200  BP plc ADR                                       122,801,484
         4,234,191  Exxon Mobil Corp.                                237,834,509
         1,621,292  Royal Dutch Shell plc ADR                         99,693,245
                                                                 ---------------
                                                                     460,329,238
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.5%
           425,783  Weyerhaeuser Co.                                  28,246,444
                                                                 ---------------
PHARMACEUTICALS - 5.7%
         3,042,000  Abbott Laboratories                              119,946,060
           943,500  Bristol-Myers Squibb Co.                          21,681,630
         2,448,200  Merck & Co., Inc.                                 77,877,242
         3,323,296  Pfizer Inc.                                       77,499,263
                                                                 ---------------
                                                                     297,004,195
                                                                 ---------------
REAL ESTATE - 1.0%
           672,900  Equity Office Properties Trust                    20,409,057
           840,083  Rayonier, Inc.                                    33,477,308
                                                                 ---------------
                                                                      53,886,365
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 0.4%
           747,800  Intel Corp.                                       18,665,088
                                                                 ---------------
SOFTWARE - 0.2%
           460,900  Microsoft Corporation                             12,052,535
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.5%
         1,560,200  Freddie Mac                                      101,959,070

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

         1,292,573  Washington Federal, Inc.                          29,716,253
                                                                 ---------------
                                                                     131,675,323
                                                                 ---------------
TOTAL COMMON STOCKS                                                3,568,551,302
(Cost $3,275,038,056)                                            ---------------

CONVERTIBLE BONDS - 27.8%
BUILDING PRODUCTS - 0.7%
       $80,160,000  Masco Corp., 2.95%, 7/20/31(3)                    36,873,600
                                                                 ---------------
CAPITAL MARKETS - 0.3%
           386,600  Merrill Lynch & Co., Inc.,
                    (convertible into Nuveen
                    Investments, Inc.), 6.75%,
                    10/15/07 (Acquired
                    4/6/05-5/4/05,
                    Cost $13,123,955)(4)(5)                           15,373,690
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.5%
           532,000  Goldman Sachs Group, Inc. (The),
                    (convertible into Cisco Systems,
                    Inc.), 5.60%, 5/22/06 (Acquired
                    5/12/05, Cost $9,994,258)(4)(5)                    9,497,796
           835,600  Morgan Stanley, (convertible into
                    Cisco Systems, Inc.), 5.90%,
                    5/12/06 (Acquired 5/5/05,
                    Cost $14,986,486)(4)(5)                           14,919,639
                                                                 ---------------
                                                                      24,417,435
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.8%
        44,718,000  Hewlett-Packard Co., 4.37%,
                    10/14/17(3)                                       26,495,415
           500,500  Morgan Stanley, (convertible into
                    Dell Inc.), 7.10%, 5/8/06,
                    (Acquired 11/1/05, Cost
                    $14,614,600)(4)(5)                                15,022,508
                                                                 ---------------
                                                                      41,517,923
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 5.7%
           206,600  Citigroup Global Markets
                    Holdings Inc., (convertible into
                    Commonwealth Telephone
                    Enterprises, Inc.), 3.82%,
                    3/20/06 (Acquired 3/10/05,
                    Cost $9,999,440)(4)(5)                             9,234,400
       100,011,000  Commonwealth Telephone
                    Enterprises, Inc., 3.25%,
                    7/15/23                                           98,385,821
           101,500  Goldman Sachs Group, Inc.
                    (The), (convertible into
                    Commonwealth Telephone
                    Enterprises, Inc.), 2.00%,
                    3/13/06 (Acquired 3/4/05,
                    Cost $4,998,875)(4)(5)                             4,539,283
           103,000  Merrill Lynch & Co., Inc.,
                    (convertible into Commonwealth
                    Telephone Enterprises, Inc.),
                    2.50%, 3/14/06 (Acquired
                    3/8/05, Cost $4,995,500)(4)(5)                     4,650,450
       286,005,000  Verizon Global Funding Corp.,
                    0.11%, 5/15/21(3)                                180,898,162
                                                                 ---------------
                                                                     297,708,116
                                                                 ---------------
ELECTRONIC EQUIPMENT
& INSTRUMENTS - 0.6%
           604,000  Citigroup Global Markets
                    Holdings Inc., (convertible into
                    Agilent Technologies, Inc.),
                    4.81%, 3/20/06
                    (Acquired 9/13/05,
                    Cost $20,004,480)(4)(5)                           20,374,672
           508,000  Goldman Sachs Group, Inc.
                    (The), (convertible into AVX
                    Corporation), 7.00%, 2/17/06
                    (Acquired 1/6/05, Cost
                    $6,040,120)(4)(5)                                  6,846,824

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

           458,000  Goldman Sachs Group, Inc.
                    (The), (convertible into AVX
                    Corporation), 6.50%, 5/4/06
                    (Acquired 4/26/05, Cost
                    $4,978,460)(4)(5)                                  5,571,570
                                                                 ---------------
                                                                      32,793,066
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.4%
           457,900  Citigroup Global Markets
                    Holdings Inc., (convertible into
                    Wal-Mart Stores, Inc.), 3.40%,
                    3/29/06 (Acquired 3/18/05,
                    Cost $23,864,512)(4)(5)                           21,761,697
                                                                 ---------------
FOOD PRODUCTS - 0.5%
           948,300  Lehman Brothers Holdings Inc.,
                    (convertible into General Mills,
                    Inc.), 6.25%, 10/15/07(5)                         24,930,807
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
           183,100  Morgan Stanley, (convertible into
                    Beckman Coulter, Inc.), 6.20%,
                    1/30/06 (Acquired 7/22/05,
                    Cost $9,997,260)(4)(5)                            10,302,121
                                                                 ---------------
INSURANCE - 4.6%
       263,592,000  American International Group,
                    Inc., 1.52%, 11/9/31(3)                          179,572,049
           776,000  Goldman Sachs Group, Inc.
                    (The), (convertible into Marsh &
                    McLennan Companies, Inc.),
                    6.25%, 1/17/06 (Acquired
                    1/6/05, Cost $25,002,720)(4)(5)                   25,142,401
           175,000  Morgan Stanley, (convertible into
                    American International Group,
                    Inc.), 5.60%, 4/6/06 (Acquired
                    6/29/05,
                    Cost $10,144,750)(4)(5)                           10,980,375
           129,300  Morgan Stanley, (convertible into
                    American International Group,
                    Inc.), 6.45%, 4/7/06 (Acquired
                    4/1/05, Cost $6,607,230)(4)(5)                     7,519,442
           307,900  Morgan Stanley, (convertible into
                    American International Group,
                    Inc.), 7.05%, 6/7/06 (Acquired
                    5/31/05,
                    Cost $17,164,409)(4)(5)                           18,644,885
                                                                 ---------------
                                                                     241,859,152
                                                                 ---------------
IT SERVICES - 0.2%
           260,500  Morgan Stanley, (convertible into
                    Computer Sciences Corp.),
                    6.60%, 5/26/05 (Acquired
                    11/21/05, Cost
                    $12,535,260)(4)(5)                                12,901,262
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 2.2%
       105,638,000  Hasbro Inc., 2.75%, 12/1/21                      112,636,518
                                                                 ---------------
MEDIA - 0.4%
           175,000  Morgan Stanley, (convertible into
                    Dow Jones & Co. Inc.), 4.65%,
                    2/10/06 (Acquired 1/25/05,
                    Cost $7,082,250)(4)(5)                             6,180,125
        22,332,000  Valassis Communications Inc.,
                    3.06%, 6/6/21(3)                                  13,762,095
                                                                 ---------------
                                                                      19,942,220
                                                                 ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------

MULTILINE RETAIL - 0.4%
         1,012,000  Citigroup Global Markets
                    Holdings Inc., (convertible into
                    Dollar General Corp.), 4.57%,
                    6/5/06 (Acquired 5/26/05,
                    Cost $19,784,499)(4)(5)                           19,946,520
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.6%
        29,208,000  Devon Energy Corporation,
                    (convertible into Chevron Corp.),
                    4.90%, 8/15/08(5)                                 33,771,750
        25,602,000  Devon Energy Corporation,
                    (convertible into Chevron Corp.),
                    4.95%, 8/15/08(5)                                 29,602,313
           400,000  Morgan Stanley, (convertible
                    into Unocal Corp.) 6.50%,
                    2/1/06 (Acquired 1/24/05,
                    Cost $18,870,000)(4)(5)                           20,738,000
                                                                 ---------------
                                                                      84,112,063
                                                                 ---------------
PAPER & FOREST PRODUCTS - 3.5%
       329,101,000  International Paper Co., 3.74%,
                    6/20/21(3)                                       185,530,689
                                                                 ---------------
PHARMACEUTICALS - 0.3%
           530,800  Morgan Stanley, (convertible into
                    Merck & Co., Inc.), 8.45%,
                    2/10/06 (Acquired 1/28/05,
                    Cost $14,814,628)(4)(5)                           15,868,266
                                                                 ---------------
SEMICONDUCTOR EQUIPMENT &
PRODUCTS - 0.2%
           460,500  Morgan Stanley, (convertible
                    into Texas Instruments, Inc.),
                    9.70%, 2/1/06 (Acquired
                    1/24/05,
                    Cost $9,619,845)(4)(5)                            10,593,803
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.7%
           678,000  Goldman Sachs Group, Inc.
                    (The), (convertible into Applied
                    Materials, Inc.), 8.30%, 5/8/06
                    (Acquired 4/29/05, Cost
                    $10,020,840)(4)(5)                                10,807,320
           715,000  Lehman Brothers Holdings Inc.
                    (convertible into Applied
                    Materials Inc.), 6.30%,
                    5/15/06(5)                                        12,827,815
           671,000  Morgan Stanley, (convertible into
                    Applied Materials, Inc.), 8.20%,
                    4/30/06 (Acquired 4/18/05,
                    Cost $10,037,892)(4)(5)                           10,920,525
                                                                 ---------------
                                                                      34,555,660
                                                                 ---------------
SOFTWARE - 2.4%
        19,310,000  Veritas Software Corp., 0.25%,
                    8/1/13                                            18,778,975
       108,501,000  Veritas Software Corp., 0.25%,
                    8/1/13 (Acquired
                    7/9/04-5/18/05,
                    Cost $104,245,926)(4)                            105,517,223
                                                                 ---------------
                                                                     124,296,198
                                                                 ---------------
SPECIALTY RETAIL - 1.1%
           540,000  Goldman Sachs Group, Inc. (The),
                    (convertible into The Gap, Inc.),
                    7.25%, 2/6/06 (Acquired 1/27/05,
                    Cost $12,031,200)(4)(5)                            9,530,460

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
PRINCIPAL AMOUNT/SHARES                                                VALUE
--------------------------------------------------------------------------------

           480,000  Lehman Brothers Holdings Inc.,
                    (convertible into The Gap, Inc.),
                    7.00%, 4/14/06 (Acquired 7/7/05,
                    Cost $10,167,312)(4)(5)                            8,704,085
           763,400  Lehman Brothers Holdings Inc.,
                    (convertible into The Gap, Inc.),
                    5.85%, 5/26/06
                    (Acquired 8/19/05,
                    Cost $15,115,320)(4)(5)                           13,754,106
           696,000  Merrill Lynch & Co., Inc.,
                    (convertible into The Gap, Inc.),
                    7.80%, 3/10/06 (Acquired
                    3/28/05, Cost $15,012,720)(4)(5)                  12,437,520
           681,000  Morgan Stanley, (convertible into
                    The Gap, Inc.), 6.25%, 3/5/06
                    (Acquired 2/25/05, Cost
                    $14,529,816)(4)(5)                                12,036,675
                                                                 ---------------
                                                                      56,462,846
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
           200,000  Morgan Stanley, (convertible into
                    Jones Apparel Group, Inc.),
                    6.00%, 5/15/06 (Acquired
                    4/29/05, Cost $6,077,220)(4)(5)                    6,143,000
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.4%
           334,300  Morgan Stanley, (convertible into
                    Freddie Mac), 6.75%, 3/5/06
                    (Acquired 2/25/05,
                    Cost $20,607,255)(4)(5)                           21,256,465
                                                                 ---------------
TOTAL CONVERTIBLE BONDS                                            1,451,783,117
(Cost $1,452,463,209)                                            ---------------

CONVERTIBLE PREFERRED STOCKS - 3.6%
AEROSPACE & DEFENSE - 1.2%
           477,600  Northrop Grumman Corp.,
                    7.00%, 4/4/21                                     60,736,392
                                                                 ---------------
ELECTRIC UTILITIES - 1.2%
         1,058,700  FPL Group, Inc., 8.00%, 2/16/06                   65,607,639
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
            93,800  Newell Financial Trust I, 5.25%,
                    12/1/27                                            3,916,150
                                                                 ---------------
INSURANCE - 0.2%
           181,400  Aspen Insurance, 5.625%,
                    12/31/49(1)(2)                                     8,888,600
                                                                 ---------------
PHARMACEUTICALS - 0.4%
           360,900  Schering-Plough Corp., 6.00%,
                    9/17/07                                           19,412,811
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.5%
               292  Fannie Mae, 5.375%, 1/5/08
                    (Acquired 12/29/04-12/6/05,
                    Cost $28,002,875)(4)                              26,905,099
                                                                 ---------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                   185,466,691
(Cost $177,898,285)                                              ---------------

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 0.2%
Repurchase Agreement, Credit Suisse First
Boston, Inc., (collateralized by various U.S.
Treasury obligations, 5.25%, 2/15/29, valued at
$9,547,325), in a joint trading account at
3.40%, dated 12/30/05, due 1/3/06
(Delivery value $9,203,476)                                            9,200,000
                                                                 ---------------
(Cost $9,200,000)
TOTAL INVESTMENT SECURITIES - 99.9%                                5,215,001,110
                                                                 ---------------
(Cost $4,914,599,550)
OTHER ASSETS AND LIABILITIES - 0.1%                                    4,272,121
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $ 5,219,273,231
                                                                 ===============

FORWARD FOREIGN CURRENCY
EXCHANGE CONTRACTS*
-----------------------------------------------------------------------
                            Settlement                  Unrealized
   Contracts to Sell           Date         Value       Gain (Loss)
-----------------------------------------------------------------------
16,413,347   Euro for USD    1/31/06   $ 19,455,620     $  125,995
18,808,028   Euro for USD    1/31/06     22,294,164        146,071
32,059,139   Euro for USD    1/31/06     38,001,416        243,694
14,314,367   GBP for USD     1/31/06     24,618,246        133,157
38,281,237   GBP for USD     1/31/06     65,837,131        387,111
                                       -----------------------------
                                       $170,206,577     $1,036,028
                                       =============================
(Value on Settlement Date $171,242,605)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GBP = British Pound
USD = United States Dollar
(1)Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 1 in
   Supplementary Notes to Schedule of Investments for a summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2005.)
(2)Non-income producing.
(3)Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(4)Security was purchased under Rule 144Aof the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2005, was
   $524,622,207, which represented 10.1% of total net assets. None of the restricted securities considered illiquid.
(5)Equity-linked debt security. The aggregate value of these securities at
   December 31, 2005, was $493,332,570, which represented 9.5% of total net assets.

EQUITY INCOME - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2005 follows:

                       Share                                                           December 31, 2005
                       Balance   Purchase     Sales        Realized     Dividend    Share      Market
Company                3/31/05   Cost         Cost         Gain (Loss)  Income      Balance    Value
-----------------------------------------------------------------------------------------------------------
Aspen Insurance(1)            -  $ 9,066,143  $         -  $        -   $        -    181,400  $  8,888,600
Cascade Natural
Gas Corp.(2)            558,691       57,520    1,552,429      15,541      381,786    487,291     9,507,047
Commerce
Bancshares, Inc.(2)   3,122,164   25,717,385   54,138,744   3,720,218    2,117,275  2,669,090   138,800,251(3)
IDACORP, Inc.         1,858,278    7,128,409    3,346,832    (115,321)   1,871,230  2,004,278    58,725,345
WGL Holdings Inc.     2,167,700   10,615,661    2,014,199       3,879    2,306,918  2,424,700    72,886,482
                                 -----------  -----------  ----------   ----------             ------------
                                 $52,585,118  $61,052,204  $3,624,317   $6,677,209             $288,807,725
                                 ===========  ===========  ==========   ==========             ============
(1)Non-income producing.
(2)Company was not an affiliate at December 31, 2005.
(3)Includes adjustments for shares received from a stock split and/or stock spinoff during the period.

2. FEDERAL TAX INFORMATION

As of December 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $4,982,052,895
                                                                 ===============
Gross tax appreciation of investments                             $  323,460,218
Gross tax depreciation of investments                                (90,512,003)
                                                                 ---------------
Net tax appreciation of investments                               $  232,948,215
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
MID CAP VALUE FUND
DECEMBER 31, 2005

[american century investments logo and text logo]

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.7%
AEROSPACE & DEFENSE - 1.2%
            31,094  Honeywell International Inc.                 $     1,158,252
            14,267  K & F Industries Holdings Inc.(1)                    219,141
                                                                 ---------------
                                                                       1,377,393
                                                                 ---------------
AUTO COMPONENTS - 1.1%
            78,637  Cooper Tire & Rubber Co.                           1,204,719
                                                                 ---------------
AUTOMOBILES - 0.2%
             5,430  Winnebago Industries                                 180,710
                                                                 ---------------
BEVERAGES - 3.2%
            28,059  Anheuser-Busch Companies, Inc.                     1,205,415
            94,036  Coca-Cola Enterprises Inc.                         1,802,669
            21,770  Pepsi Bottling Group Inc.                            622,840
                                                                 ---------------
                                                                       3,630,924
                                                                 ---------------
BUILDING PRODUCTS - 1.3%
            49,084  Masco Corp.                                        1,481,846
                                                                 ---------------
CAPITAL MARKETS - 0.2%
             4,550  Edwards (A.G.), Inc.                                 213,213
                                                                 ---------------
CHEMICALS - 6.8%
            17,420  du Pont (E.I.) de Nemours & Co.                      740,350
             5,834  Ecolab Inc.                                          211,599
            23,903  Ferro Corp.                                          448,420
           129,493  International Flavors &
                    Fragrances Inc.                                    4,338,016
            33,240  Minerals Technologies Inc.                         1,857,784
            12,313  Nalco Holding Co.(1)                                 218,063
                                                                 ---------------
                                                                       7,814,232
                                                                 ---------------
COMMERCIAL BANKS - 5.9%
            35,659  BancorpSouth Inc.                                    786,994
            54,500  Fifth Third Bancorp                                2,055,740
            15,180  Marshall & Ilsley Corp.                              653,347
            44,056  SunTrust Banks, Inc.                               3,205,515
                                                                 ---------------
                                                                       6,701,596
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.4%
            45,221  Aramark Corp. Cl B                                 1,256,239
             3,800  Avery Dennison Corp.                                 210,026
            39,516  Republic Services, Inc. Cl A                       1,483,826
            22,980  Waste Connections, Inc.(1)                           791,891

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            43,191  Waste Management, Inc.                             1,310,847
                                                                 ---------------
                                                                       5,052,829
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.2%
            37,641  Diebold, Inc.                                      1,430,358
                                                                 ---------------
CONTAINERS & PACKAGING - 2.2%
            88,335  Bemis Co., Inc.                                    2,461,013
                                                                 ---------------
DIVERSIFIED - 0.8%
            12,110  iShares S&P MidCap 400
                    Index Fund                                           893,718
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.8%
            21,460  BellSouth Corp.                                      581,566
            18,350  CenturyTel Inc.                                      608,486
            35,955  Commonwealth Telephone
                    Enterprises, Inc.                                  1,214,200
            51,300  Iowa Telecommunications
                    Services Inc.                                        794,637
                                                                 ---------------
                                                                       3,198,889
                                                                 ---------------
ELECTRIC UTILITIES - 5.8%
            87,600  Empire District Electric Co.                       1,780,908
            39,379  IDACORP, Inc.                                      1,153,805
           155,510  Northeast Utilities                                3,061,992
            29,232  Westar Energy Inc.                                   628,488
                                                                 ---------------
                                                                       6,625,193
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.4%
             4,440  Emerson Electric Co.                                 331,668
            31,240  Hubbell Inc. Cl A                                  1,290,837
                                                                 ---------------
                                                                       1,622,505
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.9%
            67,740  Littelfuse, Inc.(1)                                1,845,915
            21,347  Vishay Intertechnology, Inc.(1)                      293,735
                                                                 ---------------
                                                                       2,139,650
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.1%
             8,596  Basic Energy Services Inc.(1)                        171,490
                                                                 ---------------
FOOD PRODUCTS - 7.9%
            13,380  Campbell Soup Company                                398,323
            60,450  ConAgra Foods, Inc.                                1,225,926
            37,723  Diamond Foods Inc.                                   745,784
            27,340  General Mills, Inc.                                1,348,409
            57,518  H.J. Heinz Company                                 1,939,507
            10,105  Kellogg Co.                                          436,738
            80,039  Kraft Foods Inc. Cl A                              2,252,296

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             9,590  Unilever N.V. New York Shares                        658,354
                                                                 ---------------
                                                                       9,005,337
                                                                 ---------------
GAS UTILITIES - 0.9%
            33,965  WGL Holdings Inc.                                  1,020,988
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
            22,860  Beckman Coulter, Inc.                              1,300,734
            58,213  National Dentex Corp.(1)                           1,312,121
            40,500  Symmetry Medical Inc.(1)                             785,295
                                                                 ---------------
                                                                       3,398,150
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.9%
            26,240  Apria Healthcare Group Inc.(1)                       632,646
            33,650  Universal Health
                    Services, Inc. Cl B                                1,572,801
                                                                 ---------------
                                                                       2,205,447
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 5.8%
            65,232  International Speedway Corp.                       3,124,612
            32,311  Outback Steakhouse, Inc.                           1,344,461
            60,994  Speedway Motorsports Inc.                          2,114,662
                                                                 ---------------
                                                                       6,583,735
                                                                 ---------------
HOUSEHOLD DURABLES - 1.0%
            20,230  Hunter Douglas N.V. ORD                            1,100,909
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.4%
            10,950  Clorox Company                                       622,946
            36,030  Kimberly-Clark Corp.                               2,149,189
                                                                 ---------------
                                                                       2,772,135
                                                                 ---------------
INSURANCE - 3.7%
            15,070  Ambac Financial Group, Inc.                        1,161,294
            44,180  Aspen Insurance Holdings Ltd.                      1,045,741
            22,551  CNA Surety Corp.(1)                                  328,568
            23,900  Horace Mann Educators Corp.                          453,144
            40,709  Marsh & McLennan
                    Companies, Inc.                                    1,292,918
                                                                 ---------------
                                                                       4,281,665
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.3%
            33,127  Arctic Cat Inc.                                      664,528
            38,570  Hasbro, Inc.                                         778,342
                                                                 ---------------
                                                                       1,442,870
                                                                 ---------------
MACHINERY - 0.8%
            28,150  Kaydon Corporation                                   904,741
                                                                 ---------------

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MEDIA - 3.8%
            35,760  ADVO, Inc.                                         1,007,717
            21,090  McClatchy Co. Cl A                                 1,246,419
            30,610  Valassis Communications, Inc.(1)                     889,833
            74,030  Westwood One, Inc.                                 1,206,689
                                                                 ---------------
                                                                       4,350,658
                                                                 ---------------
METALS & MINING - 1.2%
            55,250  Compass Minerals
                    International Inc.                                 1,355,835
                                                                 ---------------
MULTI-UTILITIES - 5.5%
            23,050  Dominion Resources Inc.                            1,779,460
            38,890  Puget Energy Inc.                                    794,134
            40,810  Wisconsin Energy Corp.                             1,594,039
           117,570  XCEL Energy Inc.                                   2,170,342
                                                                 ---------------
                                                                       6,337,975
                                                                 ---------------
MULTILINE RETAIL - 2.2%
            41,030  Dollar General Corp.                                 782,442
            70,101  Family Dollar Stores, Inc.                         1,737,804
                                                                 ---------------
                                                                       2,520,246
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.0%
            69,060  Equitable Resources Inc.                           2,533,812
            38,490  Murphy Oil Corp.                                   2,078,075
                                                                 ---------------
                                                                       4,611,887
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.1%
            43,119  MeadWestvaco Corp.                                 1,208,626
                                                                 ---------------
PERSONAL PRODUCTS - 0.9%
            30,640  Estee Lauder
                    Companies, Inc. Cl A                               1,025,827
                                                                 ---------------
PHARMACEUTICALS - 1.5%
            20,080  Bristol-Myers Squibb Co.                             461,438
            29,340  Schering-Plough Corp.                                611,739
            19,880  Watson Pharmaceuticals, Inc.(1)                      646,299
                                                                 ---------------
                                                                       1,719,476
                                                                 ---------------
REAL ESTATE - 2.6%
           197,190  Education Realty Trust, Inc.                       2,541,779
            14,820  Sun Communities, Inc.                                465,348
                                                                 ---------------
                                                                       3,007,127
                                                                 ---------------
SOFTWARE - 0.8%
            22,494  Reynolds & Reynolds Co. Cl A                         631,407

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            15,624  Synopsys, Inc.(1)                                    313,417
                                                                 ---------------
                                                                         944,824
                                                                 ---------------
SPECIALTY RETAIL - 3.0%
            47,610  Foot Locker, Inc.                                  1,123,119
            49,340  Gap, Inc. (The)                                      870,358
            52,036  Maidenform Brands, Inc.(1)                           658,776
            16,695  Sherwin-Williams Co.                                 758,287
                                                                 ---------------
                                                                       3,410,540
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
            17,980  Liz Claiborne, Inc.                                  644,044
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.3%
             9,170  Fannie Mae                                           447,588
            18,266  Freddie Mac                                        1,193,683
            15,531  MGIC Investment Corp.                              1,022,250
                                                                 ---------------
                                                                       2,663,521
                                                                 ---------------
TOTAL COMMON STOCKS                                                  112,716,841
(Cost $110,447,758)                                              ---------------

TEMPORARY CASH INVESTMENTS - 2.6%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 6.25%, 8/15/23, valued at
$3,064,037), in a joint trading account at
3.37%, dated 12/30/05, due 1/3/06
(Delivery value $3,001,123)                                            3,000,000
                                                                 ---------------
(Cost $3,000,000)

TOTAL INVESTMENT SECURITIES - 101.3%                                 115,716,841
                                                                 ---------------
(Cost $113,447,758)

OTHER ASSETS AND LIABILITIES - (1.3)%                                (1,540,914)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $   114,175,927
                                                                 ===============

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

                          Settlement                  Unrealized
  Contracts to Sell          Date         Value       Gain (Loss)
---------------------------------------------------------------------------------
264,775  EURO FOR USD      1/31/06     $   313,852     $ 2,033
303,405  EURO FOR USD      1/31/06         359,642       2,356
517,168  EURO FOR USD      1/31/06         613,027       3,931
                                       -----------------------
                                       $ 1,286,521     $ 8,320
                                       =======================

(Value on Settlement Date $1,294,841)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

MID CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $   115,238,025
                                                                 ===============
Gross tax appreciation of investments                            $     3,427,323
Gross tax depreciation of investments                                (2,948,507)
                                                                 ---------------
Net tax appreciation of investments                              $       478,816
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SMALL CAP VALUE FUND
DECEMBER 31, 2005

[american century investments logo and text logo]

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 94.0%
AEROSPACE & DEFENSE - 1.0%
           150,000  Alliant Techsystems Inc.(1)                  $    11,425,500
           195,000  Curtiss-Wright Corp.                              10,647,000
                                                                 ---------------
                                                                      22,072,500
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.3%
           160,000  Ryder System, Inc.                                 6,563,200
                                                                 ---------------
AIRLINES - 0.1%
           115,000  SkyWest, Inc.                                      3,088,900
                                                                 ---------------
AUTO COMPONENTS - 1.2%
           450,000  ArvinMeritor Inc.                                  6,475,500
           695,000  Cooper Tire & Rubber Co.                          10,647,400
           155,000  Lear Corporation                                   4,411,300
           190,000  Superior Industries
                    International, Inc.                                4,229,400
                                                                 ---------------
                                                                      25,763,600
                                                                 ---------------
BUILDING PRODUCTS - 0.9%
           495,000  Griffon Corp.(1)                                  11,785,950
           260,000  Trex Co. Inc.(1)                                   7,293,000
                                                                 ---------------
                                                                      19,078,950
                                                                 ---------------
CAPITAL MARKETS - 1.7%
           295,000  Lazard Ltd. Cl A                                   9,410,500
           550,000  Patriot Capital Funding, Inc.(2)                   6,710,000
           290,000  Piper Jaffray Companies(1)                        11,716,000
           470,000  Waddell & Reed Financial Inc.                      9,855,900
                                                                 ---------------
                                                                      37,692,400
                                                                 ---------------
CHEMICALS - 3.5%
           210,000  Engelhard Corporation                              6,331,500
           575,000  Ferro Corp.                                       10,787,000
           105,000  FMC Corp.(1)                                       5,582,850
           100,000  H.B. Fuller Company                                3,207,000
           256,401  Minerals Technologies Inc.                        14,330,252
           550,000  Olin Corp.                                        10,824,000
         1,340,000  Sensient Technologies Corp.                       23,986,000
                                                                 ---------------
                                                                      75,048,602
                                                                 ---------------
COMMERCIAL BANKS - 6.0%
           310,881  BancorpSouth Inc.                                  6,861,144
           323,291  Chemical Financial Corp.                          10,267,721
           385,000  Chittenden Corp.                                  10,706,850
           160,000  Cullen/Frost Bankers, Inc.                         8,588,800
           245,000  Fulton Financial Corp.                             4,312,000
           150,000  Pacific Capital Bancorp                            5,337,000

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           160,000  Provident Bankshares Corp.                         5,403,200
           390,000  Sky Financial Group Inc.                          10,849,800
           625,000  South Financial Group Inc. (The)                  17,212,499
           385,000  Sterling Bancshares, Inc.                          5,944,400
           635,000  Susquehanna Bancshares Inc.                       15,036,800
           520,000  TCF Financial Corp.                               14,112,800
           365,000  Wilmington Trust Corporation                      14,202,150
                                                                 ---------------
                                                                     128,835,164
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.5%
           265,000  ABM Industries Inc.                                5,180,750
            85,000  Banta Corp.                                        4,233,000
           567,756  Ennis Inc.                                        10,316,127
           435,714  G&K Services Inc. Cl A                            17,101,774
           440,000  IHS Inc. Cl A(1)                                   9,028,800
           415,000  Kelly Services, Inc. Cl A                         10,881,300
           385,000  Tetra Tech, Inc.(1)                                6,032,950
           140,000  United Stationers Inc.(1)                          6,790,000
           245,000  Watson Wyatt & Co. Holdings                        6,835,500
                                                                 ---------------
                                                                      76,400,201
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.0%
           600,000  Andrew Corporation(1)                              6,438,000
           220,000  Belden CDT Inc.                                    5,374,600
           570,000  EFJ Inc.(1)                                        5,785,500
           310,000  Tekelec(1)                                         4,309,000
                                                                 ---------------
                                                                      21,907,100
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.9%
           530,000  Adaptec, Inc.(1)                                   3,084,600
           155,000  Electronics for Imaging, Inc.(1)                   4,124,550
           185,000  Imation Corporation                                8,522,950
           130,000  QLogic Corp.(1)                                    4,226,300
                                                                 ---------------
                                                                      19,958,400
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.7%
            58,157  EMCOR Group Inc.(1)                                3,927,342
           339,955  Granite Construction Inc.                         12,207,784
                                                                 ---------------
                                                                      16,135,126
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.3%
           130,000  Texas Industries Inc.                              6,479,200
                                                                 ---------------
CONTAINERS & PACKAGING - 1.9%
            84,044  AptarGroup, Inc.                                   4,387,097
           820,000  Bemis Co., Inc.                                   22,845,200
           440,000  Sonoco Products Co.                               12,936,000
                                                                 ---------------
                                                                      40,168,297
                                                                 ---------------

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
DIVERSIFIED - 4.6%
           390,000  iShares Russell 2000 Index Fund                   26,013,000
           455,000  iShares Russell 2000 Value
                    Index Fund                                        29,993,600
           410,000  iShares S&P SmallCap 600
                    Index Fund                                        23,685,700
           305,000  iShares S&P SmallCap
                    600/BARRA Value Index Fund                        19,483,400
                                                                 ---------------
                                                                      99,175,700
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.4%
           230,000  Asset Acceptance Capital Corp.(1)                  5,165,800
           215,000  Medallion Financial Corp.                          2,420,900
                                                                 ---------------
                                                                       7,586,700
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.3%
           200,000  Commonwealth Telephone
                    Enterprises, Inc.                                  6,754,000
                                                                 ---------------
ELECTRIC UTILITIES - 1.9%
           640,000  Empire District Electric Co.                      13,011,200
           585,000  IDACORP, Inc.                                     17,140,500
           495,000  Westar Energy Inc.                                10,642,500
                                                                 ---------------
                                                                      40,794,200
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.9%
           140,255  Acuity Brands Inc.                                 4,460,109
           175,000  Regal-Beloit Corp.                                 6,195,000
           230,000  Smith (A.O.) Corp.                                 8,073,000
                                                                 ---------------
                                                                      18,728,109
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.9%
           440,000  Aeroflex Inc.(1)                                   4,730,000
           220,000  Applied Films Corp.(1)                             4,569,400
           355,000  Benchmark Electronics Inc.(1)                     11,938,650
           155,000  Coherent, Inc.(1)                                  4,600,400
           405,000  Littelfuse, Inc.(1)                               11,036,250
           480,000  Methode Electronics, Inc.                          4,785,600
           660,000  Paxar Corp.(1)                                    12,955,800
           630,000  Vishay Intertechnology, Inc.(1)                    8,668,800
                                                                 ---------------
                                                                      63,284,900
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.4%
           169,856  Basic Energy Services Inc.(1)                      3,388,627
           315,000  Cal Dive International Inc.(1)                    11,305,350
           955,000  Global Industries Ltd.(1)                         10,839,250
           320,000  Helmerich & Payne, Inc.                           19,811,200
           135,000  Hornbeck Offshore Services Inc.(1)                 4,414,500
         1,450,000  Key Energy Group, Inc.(1)                         19,531,500
           250,000  Lone Star Technologies, Inc.(1)                   12,915,000
           120,000  Unit Corporation(1)                                6,603,600

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           180,000  W-H Energy Services Inc.(1)                        5,954,400
                                                                 ---------------
                                                                      94,763,427
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.6%
           145,000  BJ's Wholesale Club Inc.(1)                        4,286,200
           125,000  Casey's General Stores, Inc.                       3,100,000
           200,000  Performance Food Group Co.(1)                      5,674,000
                                                                 ---------------
                                                                      13,060,200
                                                                 ---------------
FOOD PRODUCTS - 1.4%
           355,000  Corn Products International Inc.                   8,480,950
           345,000  Lancaster Colony Corp.                            12,782,250
           105,000  Ralcorp Holdings, Inc.(1)                          4,190,550
           205,000  Reddy Ice Holdings Inc.                            4,471,050
                                                                 ---------------
                                                                      29,924,800
                                                                 ---------------
GAS UTILITIES - 1.9%
           125,000  AGL Resources Inc.                                 4,351,250
           250,000  Atmos Energy Corp.                                 6,540,000
           195,000  Northwest Natural Gas Co.                          6,665,100
           165,000  Southwest Gas Corp.                                4,356,000
           650,000  WGL Holdings Inc.                                 19,539,000
                                                                 ---------------
                                                                      41,451,350
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%
           150,000  Arrow International Inc.                           4,348,500
           115,000  Biosite Inc.(1)                                    6,473,350
           350,000  Dade Behring Holdings Inc.                        14,311,500
           220,000  Orthofix International N.V.(1)                     8,775,800
           245,000  Steris Corp.                                       6,129,900
                                                                 ---------------
                                                                      40,039,050
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.0%
           751,177  Alliance Imaging Inc.(1)                           4,469,503
           360,180  Amsurg Corp.(1)                                    8,233,715
           180,000  Apria Healthcare Group Inc.(1)                     4,339,800
           230,000  Community Health
                    Systems Inc.(1)                                    8,818,200
           235,000  Owens & Minor Inc.                                 6,469,550
           815,000  Parexel International Corp.(1)                    16,511,900
            55,000  Pediatrix Medical Group, Inc.(1)                   4,871,350
           230,000  Universal Health
                    Services, Inc. Cl B                               10,750,200
                                                                 ---------------
                                                                      64,464,218
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.1%
           135,000  Bob Evans Farms, Inc.                              3,113,100
           120,000  CBRL Group Inc.                                    4,218,000
           510,000  CEC Entertainment Inc.(1)                         17,360,400
           290,000  La Quinta Corp.(1)                                 3,230,600
           325,000  Outback Steakhouse, Inc.                          13,523,250

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           170,000  Ruby Tuesday Inc.                                  4,401,300
                                                                 ---------------
                                                                      45,846,650
                                                                 ---------------
HOUSEHOLD DURABLES - 1.7%
            45,000  Beazer Homes USA, Inc.                             3,277,800
           410,000  Ethan Allen Interiors Inc.                        14,977,300
           255,000  Libbey Inc.                                        2,606,100
           145,000  Snap-on Incorporated                               5,446,200
           120,000  Standard Pacific Corp.                             4,416,000
           245,000  WCI Communities Inc.(1)                            6,578,250
                                                                 ---------------
                                                                      37,301,650
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.4%
           100,000  Central Garden and Pet Co.(1)                      4,594,000
           150,000  WD-40 Co.                                          3,939,000
                                                                 ---------------
                                                                       8,533,000
                                                                 ---------------
INSURANCE - 6.1%
           255,000  American Equity Investment
                    Life Holding Co.                                   3,327,750
           175,000  AmerUs Group Co.                                   9,917,250
           650,000  Aspen Insurance Holdings Ltd.                     15,385,500
           185,000  Delphi Financial Group, Inc. Cl A                  8,511,850
           190,000  Direct General Corp.                               3,211,000
           800,000  HCC Insurance Holdings, Inc.                      23,744,000
           285,000  Hilb Rogal & Hobbs Co.                            10,975,350
           190,000  Horace Mann Educators Corp.                        3,602,400
           640,000  National Atlantic Holdings
                    Corp. Cl A(1)(2)                                   7,008,000
           635,043  Platinum Underwriters Holdings                    19,730,786
            85,000  ProAssurance Corp.(1)                              4,134,400
           150,000  Protective Life Corporation                        6,565,500
           405,000  Scottish Re Group Ltd.                             9,942,750
           170,000  United Fire & Casualty Co.                         6,873,100
                                                                 ---------------
                                                                     132,929,636
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.2%
           225,000  J Jill Group Inc. (The)(1)                         4,281,750
                                                                 ---------------
IT SERVICES - 2.1%
           300,000  MAXIMUS, Inc.                                     11,007,000
           522,500  MoneyGram International Inc.                      13,626,800
         1,487,618  Perot Systems Corp. Cl A(1)                       21,034,919
                                                                 ---------------
                                                                      45,668,719
                                                                 ---------------
MACHINERY - 4.6%
           134,822  Albany International Corp.                         4,875,164
           585,000  Briggs & Stratton Corp.                           22,692,150
           300,000  Crane Co.                                         10,581,000
           260,000  Kadant Inc.(1)                                     4,810,000
           610,000  Kaydon Corporation                                19,605,400
           295,000  Kennametal Inc.                                   15,056,800

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           155,000  Mueller Industries Inc.                            4,250,100
           145,000  Nordson Corp.                                      5,873,950
           125,000  Pentair, Inc.                                      4,315,000
           200,000  Timken Co.                                         6,404,000
                                                                 ---------------
                                                                      98,463,564
                                                                 ---------------
MARINE - 0.4%
           155,000  Alexander & Baldwin, Inc.                          8,407,200
                                                                 ---------------
MEDIA - 1.9%
           155,000  ADVO, Inc.                                         4,367,900
           465,000  Hearst-Argyle Television, Inc.                    11,090,250
           940,000  Journal Communications Inc.                       13,113,000
            65,000  Liberty Corp. (The)                                3,042,650
           115,000  ProQuest Co.(1)                                    3,209,650
           250,000  Valassis Communications, Inc.(1)                   7,267,500
                                                                 ---------------
                                                                      42,090,950
                                                                 ---------------
METALS & MINING - 1.4%
           270,000  Compass Minerals
                    International Inc.                                 6,625,800
           305,000  Gibraltar Industries Inc.                          6,996,700
            60,000  Quanex Corporation                                 2,998,200
            70,000  Reliance Steel &
                    Aluminum Company                                   4,278,400
           450,000  Worthington Industries, Inc.                       8,644,500
                                                                 ---------------
                                                                      29,543,600
                                                                 ---------------
MULTILINE RETAIL - 0.4%
           545,000  Fred's, Inc.                                       8,867,150
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.4%
           575,000  Alpha Natural Resources, Inc.(1)                  11,045,750
           545,000  Arlington Tankers Ltd.                            11,853,750
           605,000  Cimarex Energy Co.(1)                             26,021,050
           895,606  Double Hull Tankers Inc.(1)                       11,795,131
           125,000  Encore Acquisition Co.(1)                          4,005,000
           140,000  Forest Oil Corporation(1)                          6,379,800
           100,000  Plains Exploration &
                    Production Co.(1)                                  3,973,000
           115,000  Remington Oil & Gas Corp.(1)                       4,197,500
           240,000  St. Mary Land & Exploration Co.                    8,834,400
           220,000  W&T Offshore Inc.                                  6,468,000
                                                                 ---------------
                                                                      94,573,381
                                                                 ---------------
PHARMACEUTICALS - 0.5%
           130,000  Par Pharmaceutical
                    Companies Inc.(1)                                  4,074,200
           500,000  Perrigo Co.                                        7,455,000
                                                                 ---------------
                                                                      11,529,200
                                                                 ---------------
REAL ESTATE - 4.6%
           720,000  American Financial Realty Trust                    8,640,000

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           140,000  BRE Properties                                     6,367,200
           580,000  Commercial Net Lease Realty                       11,814,600
           710,000  Getty Realty Corp.                                18,665,900
           355,000  Healthcare Realty Trust Inc.                      11,810,850
           780,500  Highland Hospitality Corp.                         8,624,525
           310,000  Lexington Corporate
                    Properties Trust                                   6,603,000
           255,000  Liberty Property Trust                            10,926,750
           150,000  Mack-Cali Realty Corp.                             6,480,000
           405,000  Realty Income Corp.                                8,756,100
                                                                 ---------------
                                                                      98,688,925
                                                                 ---------------
ROAD & RAIL - 1.4%
           150,000  Arkansas Best Corporation                          6,552,000
           515,000  Heartland Express, Inc.                           10,449,350
           695,000  Werner Enterprises Inc.                           13,691,500
                                                                 ---------------
                                                                      30,692,850
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
           675,000  Mattson Technology Inc.(1)                         6,790,500
           561,865  Rudolph Technologies Inc.(1)                       7,236,821
           375,000  Skyworks Solutions, Inc.(1)                        1,908,750
           215,000  Varian Semiconductor
                    Equipment Associates, Inc.(1)                      9,444,950
                                                                 ---------------
                                                                      25,381,021
                                                                 ---------------
SOFTWARE - 4.8%
           350,000  Compuware Corp.(1)                                 3,139,500
           970,000  Dendrite International, Inc.(1)                   13,977,700
         2,800,000  Parametric Technology Corp.(1)                    17,080,000
           115,000  Reynolds & Reynolds Co. Cl A                       3,228,050
         1,989,869  Sybase, Inc.(1)                                   43,498,536
           310,000  Synopsys, Inc.(1)                                  6,218,600
         1,145,000  TIBCO Software Inc.(1)                             8,553,150
           930,000  Ulticom, Inc.(1)                                   9,123,300
                                                                 ---------------
                                                                     104,818,836
                                                                 ---------------
SPECIALTY RETAIL - 4.0%
           625,000  Borders Group Inc.                                13,543,750
           550,000  Christopher & Banks Corporation                   10,329,000
           610,000  Hot Topic, Inc.(1)                                 8,692,500
           500,000  Linens 'n Things, Inc.(1)                         13,300,000
           210,000  PETCO Animal Supplies Inc.(1)                      4,609,500
           800,000  Pier 1 Imports, Inc.                               6,984,000
           480,000  Talbots Inc.                                      13,353,600
           600,000  Zale Corp.(1)                                     15,090,000
                                                                 ---------------
                                                                      85,902,350
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.4%
           145,000  Columbia Sportswear Co.(1)                         6,920,850
           135,000  Kellwood Co.                                       3,223,800
           680,000  Kenneth Cole Productions Inc.                     17,340,000

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           164,850  Wolverine World Wide, Inc.                         3,702,531
                                                                 ---------------
                                                                      31,187,181
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.5%
           505,000  Flagstar Bancorp Inc.                              7,272,000
           155,000  MAF Bancorp Inc.                                   6,413,900
           160,000  PMI Group, Inc. (The)                              6,571,200
           287,095  Triad Guaranty Inc.(1)                            12,629,309
           930,000  Washington Federal, Inc.                          21,380,700
                                                                 ---------------
                                                                      54,267,109
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.7%
           267,492  Hughes Supply, Inc.                                9,589,588
           265,000  UAP Holding Corp.                                  5,411,300
                                                                 ---------------
                                                                      15,000,888
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,033,193,904
(Cost $1,768,905,283)                                            ---------------

CONVERTIBLE PREFERRED STOCKS - 0.3%
INSURANCE - 0.3%
    152,300 Phoenix Companies Inc.,
            7.25%, 2/16/06                                             5,953,407
                                                                 ---------------
(Cost $3,914,955)

TEMPORARY CASH INVESTMENTS - 4.7%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 8.875% - 9.125%, 8/15/17 -
5/15/18, valued at $104,763,023), in a joint
trading account at 3.35%, dated 12/30/05, due
1/3/06 (Delivery value $102,838,264)                                 102,800,000
                                                                 ---------------
(Cost $102,800,000)

TOTAL INVESTMENT SECURITIES - 99.0%                                2,141,947,311
                                                                 ---------------
(Cost $1,875,620,238)

OTHER ASSETS AND LIABILITIES - 1.0%                                   21,216,292
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                        $ 2,163,163,603
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 1 in
    Supplementary Notes to Schedule of Investments for a summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2005.)

SMALL CAP VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2005 follows:
                                                                                           DECEMBER 31, 2005
                         BALANCE   PURCHASE      SALES        REALIZED      DIVIDEND     SHARE     MARKET
COMPANY                  3/31/05   COST          COST         GAIN (LOSS)   INCOME       BALANCE   VALUE
Arlington
Tankers Ltd.(1)          530,000   $ 8,145,968   $8,322,232   $(355,670)    $  998,867   545,000   $11,853,750
National Atlantic
Holdings Corp. Cl A(2)   -           7,535,747       89,284      (1,351)             -   640,000     7,008,000
Patriot Capital
Funding, Inc.-           -           7,565,321            -            -       212,900   550,000     6,710,000
                                   -----------   ----------   ----------    ----------             -----------
                                   $23,247,036   $8,411,516   $(357,021)    $1,211,767             $25,571,750
                                   ===========   ==========   ==========    ==========             ===========

(1) Company was not an affiliate at December 31, 2005.
(2) Non-income producing.

2. FEDERAL TAX INFORMATION

As of December 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $1,918,594,578
                                                                 ===============
Gross tax appreciation of investments                            $   279,411,761
Gross tax depreciation of investments                               (56,059,028)
                                                                 ---------------
Net tax appreciation of investments                              $   223,352,733
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VALUE FUND
DECEMBER 31, 2005

[american century investments logo and text logo]

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.3%
AEROSPACE & DEFENSE - 2.0%
         1,372,936  Honeywell International Inc.                 $    51,141,866
           139,024  Northrop Grumman Corp.                             8,356,733
                                                                 ---------------
                                                                      59,498,599
                                                                 ---------------
AUTO COMPONENTS - 0.8%
         1,462,696  Cooper Tire & Rubber Co.(1)                       22,408,503
                                                                 ---------------
BEVERAGES - 3.4%
         1,221,664  Anheuser-Busch Companies, Inc.                    52,482,685
           130,848  Coca-Cola Company (The)                            5,274,483
         2,125,288  Coca-Cola Enterprises Inc.                        40,741,773
                                                                 ---------------
                                                                      98,498,941
                                                                 ---------------
BUILDING PRODUCTS - 1.2%
         1,172,208  Masco Corp.                                       35,388,960
                                                                 ---------------
CAPITAL MARKETS - 1.2%
           231,720  Merrill Lynch & Co., Inc.                         15,694,396
           349,152  Morgan Stanley                                    19,810,884
                                                                 ---------------
                                                                      35,505,280
                                                                 ---------------
CHEMICALS - 7.4%
         1,132,608  du Pont (E.I.) de Nemours & Co.                   48,135,840
           413,808  Ecolab Inc.                                       15,008,816
         2,791,744  International Flavors &
                    Fragrances Inc.                                   93,523,424
           887,208  Minerals Technologies Inc.(1)                     49,586,055
           636,448  Nalco Holding Co.(2)                              11,271,494
                                                                 ---------------
                                                                     217,525,629
                                                                 ---------------
COMMERCIAL BANKS - 9.4%
         2,736,384  Bank of America Corp.                            126,284,121
         1,214,064  Fifth Third Bancorp(1)                            45,794,494
         1,238,792  SunTrust Banks, Inc.                              90,134,506
           373,776  U.S. Bancorp                                      11,172,165
                                                                 ---------------
                                                                     273,385,286
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.8%
           422,656  Aramark Corp. Cl B                                11,741,384
           230,552  Avery Dennison Corp.(1)                           12,742,609
         1,134,640  Republic Services, Inc. Cl A                      42,605,732
         1,434,896  Waste Management, Inc.(1)                         43,549,093
                                                                 ---------------
                                                                     110,638,818
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.5%
           651,664  Cisco Systems Inc.(2)                             11,156,488

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           206,680  Nokia Oyj ADR                                      3,782,244
                                                                 ---------------
                                                                      14,938,732
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.0%
           295,176  Dell Inc.(2)                                       8,852,328
           836,408  Diebold, Inc.(1)                                  31,783,504
           212,000  International Business
                    Machines Corp.                                    17,426,400
                                                                 ---------------
                                                                      58,062,232
                                                                 ---------------
CONTAINERS & PACKAGING - 2.2%
         2,355,304  Bemis Co., Inc.                                   65,618,769
                                                                 ---------------
DIVERSIFIED - 1.7%
           390,080  Standard and Poor's 500
                    Depositary Receipt(1)                             48,537,654
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.3%
           776,312  Citigroup Inc.                                    37,674,421
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.6%
           786,496  AT&T Inc.                                         19,261,287
           585,992  BellSouth Corp.                                   15,880,383
           514,450  Commonwealth Telephone
                    Enterprises, Inc.(1)                              17,372,977
           759,232  Verizon Communications                            22,868,068
                                                                 ---------------
                                                                      75,382,715
                                                                 ---------------
ELECTRIC UTILITIES - 0.9%
           416,000  IDACORP, Inc.(1)                                  12,188,800
           665,413  Northeast Utilities                               13,101,982
                                                                 ---------------
                                                                      25,290,782
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.7%
           267,664  Emerson Electric Co.                              19,994,501
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.9%
         1,202,936  Wal-Mart Stores, Inc.                             56,297,405
                                                                 ---------------
FOOD PRODUCTS - 7.8%
         1,146,104  ConAgra Foods, Inc.                               23,242,989
           597,624  General Mills, Inc.                               29,474,816
           375,824  Kellogg Co.                                       16,243,113
         4,834,800  Kraft Foods Inc. Cl A(1)                         136,051,272
           344,368  Unilever N.V. New York Shares                     23,640,863
                                                                 ---------------
                                                                     228,653,053
                                                                 ---------------
GAS UTILITIES - 0.7%
           686,824  WGL Holdings Inc.(1)                              20,645,929
                                                                 ---------------

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
           781,424  Beckman Coulter, Inc.                             44,463,026
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.9%
           560,528  Universal Health
                    Services, Inc. Cl B(1)                            26,199,079
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.0%
           142,633  International Speedway Corp.                       6,832,121
           549,624  Outback Steakhouse, Inc.(1)                       22,869,855
           823,648  Speedway Motorsports Inc.(1)                      28,555,876
                                                                 ---------------
                                                                      58,257,852
                                                                 ---------------
HOUSEHOLD PRODUCTS - 3.4%
           197,208  Clorox Company                                    11,219,163
         1,457,120  Kimberly-Clark Corp.                              86,917,208
                                                                 ---------------
                                                                      98,136,371
                                                                 ---------------
INSURANCE - 5.0%
           248,424  Ambac Financial Group, Inc.                       19,143,553
           791,248  American International Group, Inc.                53,986,851
               456  Berkshire Hathaway Inc. Cl A(2)                   40,410,720
         1,051,392  Marsh & McLennan
                    Companies, Inc.(1)                                33,392,210
                                                                 ---------------
                                                                     146,933,334
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
           292,440  Hasbro, Inc.                                       5,901,439
                                                                 ---------------
MEDIA - 1.8%
           341,792  Disney (Walt) Co.                                  8,192,754
           624,944  New York Times Co. (The) Cl A(1)                  16,529,769
           272,888  Tribune Co.(1)                                     8,257,591
         1,246,016  Westwood One, Inc.                                20,310,061
                                                                 ---------------
                                                                      53,290,175
                                                                 ---------------
MULTI-UTILITIES - 4.7%
           527,896  Dominion Resources Inc.                           40,753,571
         1,093,304  Wisconsin Energy Corp.(1)                         42,704,454
         2,848,392  XCEL Energy Inc.(1)                               52,581,317
                                                                 ---------------
                                                                     136,039,342
                                                                 ---------------
MULTILINE RETAIL - 2.4%
         1,236,584  Dollar General Corp.                              23,581,657
         1,834,624  Family Dollar Stores, Inc.(1)                     45,480,329
                                                                 ---------------
                                                                      69,061,986
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.2%
           783,960  BP plc ADR                                        50,345,911

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
         1,207,736  Exxon Mobil Corp.                                 67,838,531
           437,360  Murphy Oil Corp.                                  23,613,066
           619,440  Royal Dutch Shell plc ADR                         38,089,366
                                                                 ---------------
                                                                     179,886,874
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.4%
           602,176  MeadWestvaco Corp.                                16,878,993
           345,320  Weyerhaeuser Co.                                  22,908,529
                                                                 ---------------
                                                                      39,787,522
                                                                 ---------------
PERSONAL PRODUCTS - 0.8%
           709,064  Estee Lauder Companies, Inc. Cl A                 23,739,463
                                                                 ---------------
PHARMACEUTICALS - 6.7%
         2,197,280  Abbott Laboratories                               86,638,751
         1,018,424  Bristol-Myers Squibb Co.                          23,403,384
           347,152  Eli Lilly and Company                             19,645,332
           507,168  Merck & Co., Inc.                                 16,133,014
         1,474,248  Pfizer Inc.                                       34,379,463
           521,616  Watson
                    Pharmaceuticals, Inc.(1)(2)                       16,957,736
                                                                 ---------------
                                                                     197,157,680
                                                                 ---------------
ROAD & RAIL - 0.1%
            36,784  Union Pacific Corp.                                2,961,480
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 0.6%
           660,336  Intel Corp.                                       16,481,987
                                                                 ---------------
SOFTWARE - 1.3%
           989,616  Microsoft Corporation                             25,878,458
           404,472  Reynolds & Reynolds Co. Cl A(1)                   11,353,529
                                                                 ---------------
                                                                      37,231,987
                                                                 ---------------
SPECIALTY RETAIL - 3.1%
         1,068,432  Foot Locker, Inc.                                 25,204,311
         1,315,864  Gap, Inc. (The)                                   23,211,841
           637,264  Home Depot, Inc.                                  25,796,447
           343,520  Sherwin-Williams Co.                              15,602,678
                                                                 ---------------
                                                                      89,815,277
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
           247,792  Liz Claiborne, Inc.                                8,875,909
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.4%
           798,472  Fannie Mae                                        38,973,418
           673,505  Freddie Mac                                       44,013,552

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           270,048  MGIC Investment Corp.(1)                          17,774,559
                                                                 ---------------
                                                                     100,761,529
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,838,928,521
(Cost $2,669,632,253)                                            ---------------

TEMPORARY CASH INVESTMENTS - 4.0%
        $4,300,000  FHLB Discount Notes,
                    3.40%, 1/3/06(3)                                   4,300,000
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various U.S.
Treasury obligations, 7.25% - 8.00%, 11/15/21 -
8/15/22, valued at $13,542,780), in a joint
trading account at 3.25%, dated 12/30/05, due
1/3/06 (Delivery value $13,304,803)                                   13,300,000

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various U.S.
Treasury obligations, 3.875%, 1/15/09, valued at
$102,007,262), in a joint trading account at
3.25%, dated 12/30/05, due 1/3/06 (Delivery
value $100,036,111)                                                  100,000,000
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                     117,600,000
(Cost $117,599,188)                                              ---------------

COLLATERAL RECEIVED FOR SECURITIES
LENDING(4) - 10.8%
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations in
a pooled account at the lending agent), 4.25%,
dated 12/30/05, due 1/3/06 (Delivery value
$314,889,045)                                                        314,740,418
                                                                 ---------------
(Cost $314,740,418)

TOTAL INVESTMENT SECURITIES - 112.1%                               3,271,268,939
                                                                 ---------------
(COST $3,101,971,859)

OTHER ASSETS AND LIABILITIES - (12.1)%                             (353,236,569)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $ 2,918,032,370
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

                            Settlement                     Unrealized
   Contracts to Sell           Date          Value         Gain (Loss)
----------------------------------------------------------------------------------------------------------------------
10,020,479  Euro for USD     1/31/06     $ 11,877,811      $  76,921
11,482,451  Euro for USD     1/31/06       13,610,765         89,177
19,572,360  Euro for USD     1/31/06       23,200,167        148,778
 5,868,576  GBP for USD      1/31/06       10,092,940         54,591
15,694,466  GBP for USD      1/31/06       26,991,777        158,707
                                         ---------------------------
                                         $ 85,773,460       $528,174
                                         ===========================
(Value on Settlement Date $86,301,634)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future - and at a prearranged exchange rate.

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
GBP = British Pound
USD = United States Dollar
(1) Security, or a portion thereof, was on loan as of December 31, 2005. The aggregate value of securities on loan at December 31, 2005, was $307,485,978
(2) Non-income producing.
(3) The rate indicated is the yield to maturity at purchase.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $ 3,162,881,599
                                                                 ===============
Gross tax appreciation of investments                            $   188,055,345
Gross tax depreciation of investments                               (79,668,005)
                                                                 ---------------
Net tax appreciation of investments                              $   108,387,340
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LARGE COMPANY VALUE FUND
DECEMBER 31, 2005

[american century investments logo and text logo]

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 94.9%
AEROSPACE & DEFENSE - 0.7%
           234,700  Northrop Grumman Corp.                       $    14,107,817
                                                                 ---------------
AUTO COMPONENTS - 0.4%
           247,100  Lear Corporation                                   7,032,466
                                                                 ---------------
BEVERAGES - 2.2%
           425,900  Coca-Cola Company (The)                           17,168,029
           154,900  Molson Coors Brewing Co.                          10,376,751
           561,000  Pepsi Bottling Group Inc.                         16,050,210
                                                                 ---------------
                                                                      43,594,990
                                                                 ---------------
BROADCASTING & CABLE TV - 0.7%
           410,800  Viacom, Inc. Cl B                                 13,392,080
                                                                 ---------------
CAPITAL MARKETS - 3.8%
           566,200  Bank of New York Co., Inc. (The)                  18,033,470
           422,300  Merrill Lynch & Co., Inc.                         28,602,379
           510,100  Morgan Stanley                                    28,943,074
                                                                 ---------------
                                                                      75,578,923
                                                                 ---------------
CHEMICALS - 1.9%
           388,100  du Pont (E.I.) de Nemours & Co.                   16,494,250
           362,100  PPG Industries, Inc.                              20,965,590
                                                                 ---------------
                                                                      37,459,840
                                                                 ---------------
COMMERCIAL BANKS - 9.5%
         1,393,300  Bank of America Corp.                             64,300,795
           261,000  National City Corp.                                8,761,770
           242,300  PNC Financial Services Group                      14,981,409
           925,300  U.S. Bancorp                                      27,657,217
           603,100  Wachovia Corp.                                    31,879,866
           669,600  Wells Fargo & Co.                                 42,070,968
                                                                 ---------------
                                                                     189,652,025
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.3%
           357,900  R.R. Donnelley & Sons Company                     12,243,759
           464,000  Waste Management, Inc.                            14,082,400
                                                                 ---------------
                                                                      26,326,159
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.2%
           456,500  Avaya Inc.(1)                                      4,870,855
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.0%
         1,160,300  Hewlett-Packard Co.                               33,219,389

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           315,800  International Business
                    Machines Corp.                                    25,958,760
                                                                 ---------------
                                                                      59,178,149
                                                                 ---------------
DIVERSIFIED - 1.4%
           219,300  Standard and Poor's 500
                    Depositary Receipt                                27,287,499
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 7.1%
         1,903,800  Citigroup Inc.                                    92,391,414
         1,235,200  J.P. Morgan Chase & Co.                           49,025,088
                                                                 ---------------
                                                                     141,416,502
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 3.7%
         1,278,400  AT&T Inc.                                         31,308,016
           792,500  BellSouth Corp.                                   21,476,750
           710,100  Verizon Communications                            21,388,212
                                                                 ---------------
                                                                      74,172,978
                                                                 ---------------
ELECTRIC UTILITIES - 2.7%
           575,400  Exelon Corporation                                30,576,756
           814,800  PPL Corporation                                   23,955,120
                                                                 ---------------
                                                                      54,531,876
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.7%
           962,100  Kroger Co. (The)(1)                               18,164,448
           335,600  Wal-Mart Stores, Inc.                             15,706,080
                                                                 ---------------
                                                                      33,870,528
                                                                 ---------------
FOOD PRODUCTS - 2.2%
           433,400  H.J. Heinz Company                                14,614,248
           621,100  Sara Lee Corp.                                    11,738,790
           261,700  Unilever N.V. New York Shares                     17,965,705
                                                                 ---------------
                                                                      44,318,743
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.5%
           201,400  HCA Inc.                                          10,170,700
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.2%
           693,600  McDonald's Corporation                            23,388,192
                                                                 ---------------
HOUSEHOLD DURABLES - 0.6%
           523,200  Newell Rubbermaid Inc.                            12,441,696
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.3%
           685,400  General Electric Co.                              24,023,270

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
           760,500  Tyco International Ltd.                           21,948,030
                                                                 ---------------
                                                                      45,971,300
                                                                 ---------------
INSURANCE - 5.9%
           461,900  Allstate Corp.                                    24,974,939
           414,700  American International
                    Group, Inc.                                       28,294,981
           277,300  Hartford Financial
                    Services Group Inc. (The)                         23,817,297
           164,900  Loews Corp.                                       15,640,765
           344,100  Marsh & McLennan
                    Companies, Inc.                                   10,928,616
           269,200  Torchmark Corp.                                   14,967,520
                                                                 ---------------
                                                                     118,624,118
                                                                 ---------------
IT SERVICES - 1.2%
           197,700  Computer Sciences Corp.(1)                        10,011,528
           315,100  Fiserv, Inc.(1)                                   13,634,377
                                                                 ---------------
                                                                      23,645,905
                                                                 ---------------
MACHINERY - 3.0%
           212,100  Deere & Co.                                       14,446,131
           335,400  Dover Corp.                                       13,580,346
           438,200  Ingersoll-Rand Company Cl A                       17,690,134
           209,600  Parker-Hannifin Corp.                             13,825,216
                                                                 ---------------
                                                                      59,541,827
                                                                 ---------------
MEDIA - 2.8%
           355,500  Gannett Co., Inc.                                 21,532,635
         1,922,100  Time Warner Inc.                                  33,521,424
                                                                 ---------------
                                                                      55,054,059
                                                                 ---------------
METALS & MINING - 1.3%
           611,700  Alcoa Inc.                                        18,087,969
           117,400  Nucor Corp.                                        7,832,928
                                                                 ---------------
                                                                      25,920,897
                                                                 ---------------
MULTI-UTILITIES - 0.6%
           574,700  NiSource Inc.                                     11,988,242
                                                                 ---------------
MULTILINE RETAIL - 0.6%
           646,300  Dollar General Corp.                              12,324,941
                                                                 ---------------
OFFICE ELECTRONICS - 0.7%
           957,800  Xerox Corp.(1)                                    14,031,770
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 11.6%
            54,800  Anadarko Petroleum Corp.                           5,192,300
           762,400  Chevron Corp.                                     43,281,448
           730,700  ConocoPhillips                                    42,512,126

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            82,000  Devon Energy Corporation                           5,128,280
         1,500,500  Exxon Mobil Corp.                                 84,283,085
           848,600  Royal Dutch Shell plc ADR                         52,180,414
                                                                 ---------------
                                                                     232,577,653
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.3%
           397,400  Weyerhaeuser Co.                                  26,363,516
                                                                 ---------------
PERSONAL PRODUCTS - 0.2%
           170,900  Avon Products, Inc.                                4,879,195
                                                                 ---------------
PHARMACEUTICALS - 6.3%
           654,900  Abbott Laboratories                               25,822,707
           212,900  Bristol-Myers Squibb Co.                           4,892,442
           424,500  Johnson & Johnson                                 25,512,450
           368,700  Merck & Co., Inc.                                 11,728,347
         1,375,100  Pfizer Inc.                                       32,067,332
           542,300  Wyeth                                             24,983,761
                                                                 ---------------
                                                                     125,007,039
                                                                 ---------------
ROAD & RAIL - 0.2%
            90,600  Norfolk Southern Corp.                             4,061,598
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 0.8%
           636,600  Intel Corp.                                       15,889,536
                                                                 ---------------
SOFTWARE - 2.2%
         1,268,300  Microsoft Corporation                             33,166,045
           961,100  Oracle Corp.(1)                                   11,735,031
                                                                 ---------------
                                                                      44,901,076
                                                                 ---------------
SPECIALTY RETAIL - 0.6%
           621,100  Gap, Inc. (The)                                   10,956,204
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
           362,700  Liz Claiborne, Inc.                               12,991,914
           233,200  VF Corp.                                          12,905,288
                                                                 ---------------
                                                                      25,897,202
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 5.0%
           953,300  Freddie Mac                                       62,298,155
           154,700  MGIC Investment Corp.                             10,182,354
           630,300  Washington Mutual, Inc.                           27,418,050
                                                                 ---------------
                                                                      99,898,559
                                                                 ---------------

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
TOBACCO - 1.4%
           383,000  Altria Group Inc.                                 28,617,760
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.8%
           682,000  Sprint Nextel Corp.                               15,931,520
                                                                 ---------------
TOTAL COMMON STOCKS                                                1,894,875,935
(Cost $1,727,743,523)                                            ---------------

TEMPORARY CASH INVESTMENTS - 4.5%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 6.25%, 8/15/23, valued at
$92,942,442), in a joint trading account
at 3.37%, dated 12/30/05, due
1/3/06 (Delivery value $91,034,074)                                   91,000,000
                                                                 ---------------
(Cost $91,000,000)

TOTAL INVESTMENT SECURITIES - 99.4%                                1,985,875,935
                                                                 ---------------
(COST $1,818,743,523)

OTHER ASSETS AND LIABILITIES - 0.6%                                   11,395,526
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $ 1,997,271,461
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.

LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $ 1,820,489,750
                                                                 ===============
Gross tax appreciation of investments                            $   195,435,513
Gross tax depreciation of investments                               (30,049,328)
                                                                 ---------------
Net tax appreciation of investments                              $   165,386,185
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EQUITY INDEX FUND
DECEMBER 31, 2005

[american century investments logo and text logo]

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 101.1%
AEROSPACE & DEFENSE - 2.3%
            56,132  Boeing Co.                                     $   3,942,711
            13,997  General Dynamics Corp.                             1,596,358
             8,567  Goodrich Corporation                                 352,104
            58,600  Honeywell International Inc.                       2,182,850
             8,353  L-3 Communications Holdings, Inc.                    621,046
            24,863  Lockheed Martin Corp.                              1,582,033
            24,705  Northrop Grumman Corp.                             1,485,018
            31,062  Raytheon Company                                   1,247,139
            12,012  Rockwell Collins                                     558,198
            70,831  United Technologies Corp.                          3,960,160
                                                                 ---------------
                                                                      17,527,617
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.0%
            21,071  FedEx Corporation                                  2,178,531
             4,459  Ryder System, Inc.                                   182,908
            76,734  United Parcel Service, Inc. Cl B                   5,766,560
                                                                 ---------------
                                                                       8,127,999
                                                                 ---------------
AIRLINES - 0.1%
            48,505  Southwest Airlines Co.                               796,937
                                                                 ---------------
AUTO COMPONENTS - 0.2%
             4,261  Cooper Tire & Rubber Co.                              65,279
            10,588  Dana Corp.                                            76,022
            12,239  Goodyear Tire & Rubber Co.
                    (The)(1)                                             212,714
            13,418  Johnson Controls, Inc.                               978,306
                                                                 ---------------
                                                                       1,332,321
                                                                 ---------------
AUTOMOBILES - 0.4%
           129,164  Ford Motor Company                                   997,145
            39,321  General Motors Corp.                                 763,614
            19,095  Harley-Davidson, Inc.                                983,202
                                                                 ---------------
                                                                       2,743,961
                                                                 ---------------
BEVERAGES - 2.1%
            53,981  Anheuser-Busch Companies, Inc.                     2,319,024
             5,776  Brown-Forman Corp. Cl B                              400,392
           143,927  Coca-Cola Company (The)                            5,801,697
            21,071  Coca-Cola Enterprises Inc.                           403,931
            13,713  Constellation Brands Inc. Cl A(1)                    359,692
             3,925  Molson Coors Brewing Co.                             262,936
             9,532  Pepsi Bottling Group Inc.                            272,711

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

           115,371  PepsiCo, Inc.                                      6,816,118
                                                                 ---------------
                                                                      16,636,501
                                                                 ---------------
BIOTECHNOLOGY - 1.6%
            85,828  Amgen Inc.(1)                                      6,768,396
            13,065  Applera Corporation-Applied
                    Biosystems Group                                     347,006
            23,600  Biogen Idec Inc.(1)                                1,069,788
             7,606  Chiron Corp.(1)                                      338,163
            17,955  Genzyme Corp.(1)                                   1,270,855
            31,841  Gilead Sciences, Inc.(1)                           1,675,792
            17,109  MedImmune, Inc.(1)                                   599,157
                                                                 ---------------
                                                                      12,069,157
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
            12,711  American Standard
                    Companies Inc.                                       507,804
            29,468  Masco Corp.                                          889,639
                                                                 ---------------
                                                                       1,397,443
                                                                 ---------------
CAPITAL MARKETS - 3.2%
            17,105  Ameriprise Financial Inc.                            701,305
            53,556  Bank of New York Co., Inc. (The)                   1,705,759
             7,879  Bear Stearns Companies Inc. (The)                    910,261
            28,443  E*TRADE Financial Corp.(1)                           593,321
             5,887  Federated Investors Inc. Cl B                        218,054
            10,322  Franklin Resources, Inc.                             970,371
            31,346  Goldman Sachs Group, Inc. (The)                    4,003,198
            14,997  Janus Capital Group Inc.                             279,394
            18,629  Lehman Brothers Holdings Inc.                      2,387,679
            29,073  Mellon Financial Corp.                               995,750
            63,898  Merrill Lynch & Co., Inc.                          4,327,812
            74,952  Morgan Stanley                                     4,252,776
            12,899  Northern Trust Corp.                                 668,426
            71,728  Schwab (Charles) Corp.                             1,052,250
            22,800  State Street Corp.                                 1,264,032
             9,087  T. Rowe Price Group Inc.                             654,537
                                                                 ---------------
                                                                      24,984,925
                                                                 ---------------
CHEMICALS - 1.6%
            15,429  Air Products & Chemicals, Inc.                       913,243
             4,990  Ashland Inc.                                         288,921
            67,109  Dow Chemical Co.                                   2,940,715
            63,928  du Pont (E.I.) de Nemours & Co.                    2,716,939
             5,674  Eastman Chemical Company                             292,722
            12,817  Ecolab Inc.                                          464,873

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

             8,339  Engelhard Corporation                                251,421
             7,875  Hercules Inc.(1)                                      88,988
             5,618  International Flavors &
                    Fragrances Inc.                                      188,203
            18,669  Monsanto Co.                                       1,447,407
            11,614  PPG Industries, Inc.                                 672,451
            22,411  Praxair, Inc.                                      1,186,887
            10,014  Rohm and Haas Co.                                    484,878
             4,685  Sigma-Aldrich Corp.                                  296,514
                                                                 ---------------
                                                                      12,234,162
                                                                 ---------------
COMMERCIAL BANKS - 6.0%
            24,236  AmSouth Bancorporation                               635,226
           323,279  Bank of America Corp.                             14,919,327
            37,708  BB&T Corporation                                   1,580,342
            11,491  Comerica Inc.                                        652,229
             8,659  Compass Bancshares Inc.                              418,143
            38,581  Fifth Third Bancorp                                1,455,275
             8,782  First Horizon National Corp.                         337,580
            15,866  Huntington Bancshares Inc.                           376,818
            28,354  KeyCorp                                              933,697
             5,548  M&T Bank Corp.                                       605,009
            14,543  Marshall & Ilsley Corp.                              625,931
            38,323  National City Corp.                                1,286,503
            33,075  North Fork Bancorporation, Inc.                      904,932
            20,320  PNC Financial Services Group                       1,256,386
            31,841  Regions Financial Corp.                            1,087,689
            25,130  SunTrust Banks, Inc.                               1,828,459
            21,715  Synovus Financial Corp.                              586,522
           126,298  U.S. Bancorp                                       3,775,047
           108,019  Wachovia Corp.                                     5,709,884
           116,278  Wells Fargo & Co.                                  7,305,747
             7,261  Zions Bancorporation                                 548,641
                                                                 ---------------
                                                                      46,829,387
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.7%
            15,166  Allied Waste Industries Inc.(1)                      132,551
             7,680  Avery Dennison Corp.                                 424,474
            71,228  Cendant Corporation                                1,228,683
             9,576  Cintas Corp.                                         394,340
             9,029  Equifax Inc.                                         343,283
             8,581  Monster Worldwide Inc.(1)                            350,276
            15,861  Pitney Bowes, Inc.                                   670,127
            15,109  R.R. Donnelley & Sons Company                        516,879
            11,841  Robert Half International Inc.                       448,655

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

            38,371  Waste Management, Inc.                             1,164,560
                                                                 ---------------
                                                                       5,673,828
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.7%
             8,082  ADC Telecommunications, Inc.(1)                      180,552
            11,214  Andrew Corporation(1)                                120,326
            29,116  Avaya Inc.(1)                                        310,668
            39,832  CIENA Corporation(1)                                 118,301
           427,118  Cisco Systems Inc.(1)                              7,312,259
            14,045  Comverse Technology, Inc.(1)                         373,457
           105,966  Corning Inc.(1)                                    2,083,292
           114,803  JDS Uniphase Corp.(1)                                270,935
           309,059  Lucent Technologies Inc.                             822,097
           173,195  Motorola, Inc.                                     3,912,475
           114,327  QUALCOMM Inc.                                      4,925,207
            10,677  Scientific-Atlanta, Inc.                             459,858
            31,255  Tellabs, Inc.(1)                                     340,680
                                                                 ---------------
                                                                      21,230,107
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.7%
            58,601  Apple Computer, Inc.(1)                            4,212,826
           163,650  Dell Inc.(1)                                       4,907,864
           166,234  EMC Corp.(1)                                       2,264,107
            18,722  Gateway, Inc.(1)                                      46,992
           199,215  Hewlett-Packard Co.                                5,703,525
           109,831  International Business
                    Machines Corp.                                     9,028,109
             8,069  Lexmark International, Inc.
                    Cl A(1)                                              361,733
            12,766  NCR Corp.(1)                                         433,278
            25,873  Network Appliance, Inc.(1)                           698,571
             5,594  QLogic Corp.(1)                                      181,861
           237,401  Sun Microsystems, Inc.(1)                            994,710
                                                                 ---------------
                                                                      28,833,576
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.1%
             6,037  Fluor Corp.                                          466,419
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.1%
             7,081  Vulcan Materials Co.                                 479,738
                                                                 ---------------
CONSUMER FINANCE - 1.3%
            86,340  American Express Co.                               4,443,056
            20,826  Capital One Financial Corp.                        1,799,366
            87,885  MBNA Corporation                                   2,386,957

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

            29,017  SLM Corporation                                    1,598,547
                                                                 ---------------
                                                                      10,227,926
                                                                 ---------------
CONTAINERS & PACKAGING - 0.2%
             7,234  Ball Corp.                                           287,334
             7,321  Bemis Co., Inc.                                      203,963
             9,962  Pactiv Corp.(1)                                      219,164
             5,659  Sealed Air Corp.(1)                                  317,866
             7,822  Temple-Inland Inc.                                   350,817
                                                                 ---------------
                                                                       1,379,144
                                                                 ---------------
DISTRIBUTORS - 0.1%
            12,065  Genuine Parts Company                                529,895
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.2%
            10,119  Apollo Group Inc. Cl A(1)                            611,794
            22,781  Block (H & R), Inc.                                  559,274
                                                                 ---------------
                                                                       1,171,068
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 4.0%
            13,891  CIT Group Inc.                                       719,276
           351,774  Citigroup Inc.                                    17,071,593
           243,305  J.P. Morgan Chase & Co.                            9,656,775
            26,068  McGraw-Hill Companies, Inc. (The)                  1,345,891
            17,254  Moody's Corp.                                      1,059,741
            19,480  Principal Financial Group                            923,936
                                                                 ---------------
                                                                      30,777,212
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.2%
           271,629  AT&T Inc.                                          6,652,195
           127,151  BellSouth Corp.                                    3,445,792
             9,125  CenturyTel Inc.                                      302,585
            23,215  Citizens Communications Company                      283,919
           107,342  Qwest Communications
                    International Inc.(1)                                606,482
           192,261  Verizon Communications                             5,790,901
                                                                 ---------------
                                                                      17,081,874
                                                                 ---------------
ELECTRIC UTILITIES - 1.6%
            11,353  Allegheny Energy, Inc.(1)                            359,322
            27,374  American Electric Power                            1,015,302
            13,867  Cinergy Corp.                                        588,793
            22,654  Edison International                                 987,941
            14,427  Entergy Corp.                                        990,414
            46,395  Exelon Corporation                                 2,465,429

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

            22,934  FirstEnergy Corp.                                  1,123,537
            27,455  FPL Group, Inc.                                    1,141,030
             6,883  Pinnacle West Capital Corp.                          284,612
            26,432  PPL Corporation                                      777,101
            17,498  Progress Energy Inc.                                 768,512
            51,559  Southern Co.                                       1,780,332
                                                                 ---------------
                                                                      12,282,325
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.5%
            11,950  American Power Conversion Corp.                      262,900
             6,371  Cooper Industries, Ltd. Cl A                         465,083
            28,565  Emerson Electric Co.                               2,133,805
            12,456  Rockwell Automation Inc.                             736,897
                                                                 ---------------
                                                                       3,598,685
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.3%
            28,585  Agilent Technologies, Inc.(1)                        951,594
            12,097  Jabil Circuit, Inc.(1)                               448,678
             9,980  Molex Inc.                                           258,981
            36,472  Sanmina-SCI Corp.(1)                                 155,371
            63,518  Solectron Corp.(1)                                   232,476
            17,429  Symbol Technologies, Inc.                            223,440
             5,797  Tektronix, Inc.                                      163,533
                                                                 ---------------
                                                                       2,434,073
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.7%
            23,769  Baker Hughes Inc.                                  1,444,680
            22,413  BJ Services Co.                                      821,885
            35,660  Halliburton Co.                                    2,209,494
            10,987  Nabors Industries Ltd.(1)                            832,265
            12,119  National Oilwell Varco, Inc.(1)                      759,861
             9,520  Noble Corp.                                          671,541
             7,611  Rowan Companies, Inc.                                271,256
            40,962  Schlumberger Ltd.                                  3,979,458
            22,952  Transocean Inc.(1)                                 1,599,525
            24,172  Weatherford International Ltd.(1)                    875,026
                                                                 ---------------
                                                                      13,464,991
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.4%
            25,641  Albertson's Inc.                                     547,435
            32,827  Costco Wholesale Corporation                       1,623,952
            56,614  CVS Corp.                                          1,495,742
            50,402  Kroger Co. (The)(1)                                  951,590
            31,241  Safeway Inc.                                         739,162
             9,469  Supervalu Inc.                                       307,553

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

            43,131  Sysco Corp.                                        1,339,218
           173,703  Wal-Mart Stores, Inc.                              8,129,300
            70,374  Walgreen Co.                                       3,114,753
             9,642  Whole Foods Market, Inc.                             746,194
                                                                 ---------------
                                                                      18,994,899
                                                                 ---------------
FOOD PRODUCTS - 1.0%
            45,417  Archer-Daniels-Midland Co.                         1,119,983
            12,940  Campbell Soup Company                                385,224
            36,081  ConAgra Foods, Inc.                                  731,723
            24,703  General Mills, Inc.                                1,218,351
            23,270  H.J. Heinz Company                                   784,664
            12,592  Hershey Company (The)                                695,708
            17,858  Kellogg Co.                                          771,823
             9,318  McCormick & Company, Inc.                            288,113
            52,812  Sara Lee Corp.                                       998,147
            17,499  Tyson Foods, Inc. Cl A                               299,233
            12,475  Wrigley (Wm.) Jr. Company                            829,463
                                                                 ---------------
                                                                       8,122,432
                                                                 ---------------
GAS UTILITIES(2)
             2,992  NICOR Inc.                                           117,615
             2,610  People's Energy Corp.                                 91,533
                                                                 ---------------
                                                                         209,148
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.2%
             7,291  Bard (C.R.), Inc.                                    480,623
             3,745  Bausch & Lomb Inc.                                   254,286
            43,362  Baxter International, Inc.                         1,632,579
            17,525  Becton Dickinson & Co.                             1,052,902
            17,319  Biomet Inc.                                          633,356
            41,026  Boston Scientific Corp.(1)                         1,004,727
             8,526  Fisher Scientific International(1)                   527,418
            23,071  Guidant Corp.                                      1,493,847
            11,184  Hospira Inc.(1)                                      478,452
            84,108  Medtronic, Inc.                                    4,842,097
             3,621  Millipore Corp.(1)                                   239,131
             9,086  PerkinElmer, Inc.                                    214,066
            25,489  St. Jude Medical, Inc.(1)                          1,279,548
            20,275  Stryker Corp.                                        900,818
            11,276  Thermo Electron Corp.(1)                             339,746
             7,695  Waters Corp.(1)                                      290,871
            17,228  Zimmer Holdings Inc.(1)                            1,161,856
                                                                 ---------------
                                                                      16,826,323
                                                                 ---------------

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES - 3.2%
            19,887  Aetna Inc.                                         1,875,543
            14,499  AmerisourceBergen Corp.                              600,259
            29,776  Cardinal Health, Inc.                              2,047,100
            31,274  Caremark Rx Inc.(1)                                1,619,680
             8,746  CIGNA Corp.                                          976,928
            11,296  Coventry Health Care Inc.(1)                         643,420
            10,126  Express Scripts, Inc.(1)                             848,559
            29,476  HCA Inc.                                           1,488,538
            17,187  Health Management
                    Associates, Inc. Cl A                                377,427
            11,319  Humana Inc.(1)                                       614,961
            16,110  IMS Health Inc.                                      401,461
             9,242  Laboratory Corporation of
                    America Holdings(1)                                  497,682
             5,496  Manor Care, Inc.                                     218,576
            21,393  McKesson Corp.                                     1,103,665
            21,385  Medco Health Solutions Inc.(1)                     1,193,283
             9,614  Patterson Companies, Inc.(1)                         321,108
            11,522  Quest Diagnostics Inc.                               593,153
            32,673  Tenet Healthcare Corp.(1)                            250,275
            94,829  UnitedHealth Group Incorporated                    5,892,673
            45,889  WellPoint Inc.(1)                                  3,661,483
                                                                 ---------------
                                                                      25,225,774
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.5%
            30,125  Carnival Corporation                               1,610,784
             9,105  Darden Restaurants, Inc.                             354,002
            12,779  Harrah's Entertainment, Inc.                         911,015
            22,809  Hilton Hotels Corporation                            549,925
            23,429  International Game Technology                        721,145
            11,446  Marriott International, Inc. Cl A                    766,539
            87,513  McDonald's Corporation                             2,950,938
            53,434  Starbucks Corporation(1)                           1,603,554
            15,244  Starwood Hotels & Resorts
                    Worldwide, Inc.                                      973,482
             8,082  Wendy's International, Inc.                          446,611
            19,682  Yum! Brands, Inc.                                    922,692
                                                                 ---------------
                                                                      11,810,687
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
             5,452  Black & Decker Corporation                           474,106
             8,883  Centex Corp.                                         635,046
            18,927  D.R. Horton, Inc.                                    676,262
            10,159  Fortune Brands, Inc.                                 792,606
             5,443  KB Home                                              395,488
            12,791  Leggett & Platt, Inc.                                293,681
             9,550  Lennar Corp.                                         582,741

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

             5,514  Maytag Corporation                                   103,773
            19,155  Newell Rubbermaid Inc.                               455,506
            14,917  Pulte Homes Inc.                                     587,133
             4,027  Snap-on Incorporated                                 151,254
             5,057  Stanley Works (The)                                  242,938
             4,691  Whirlpool Corp.                                      392,918
                                                                 ---------------
                                                                       5,783,452
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.3%
            10,478  Clorox Company                                       596,093
            36,022  Colgate-Palmolive Co.                              1,975,807
            32,485  Kimberly-Clark Corp.                               1,937,730
           233,063  Procter & Gamble Co. (The)                        13,489,687
                                                                 ---------------
                                                                      17,999,317
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.6%
            45,416  AES Corporation (The)(1)                             718,935
            12,398  Constellation Energy Group Inc.                      714,125
            64,497  Duke Energy Corp.                                  1,770,443
            20,942  Dynegy Inc. Cl A(1)                                  101,359
            33,573  TXU Corp.                                          1,685,029
                                                                 ---------------
                                                                       4,989,891
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 4.5%
            52,841  3M Co.                                             4,095,178
           734,714  General Electric Co.                              25,751,725
             9,204  Textron Inc.                                         708,524
           139,976  Tyco International Ltd.                            4,039,707
                                                                 ---------------
                                                                      34,595,134
                                                                 ---------------
INSURANCE - 4.9%
            22,412  Ace, Ltd.                                          1,197,697
            34,792  Aflac Inc.                                         1,615,045
            45,102  Allstate Corp.                                     2,438,665
             7,314  Ambac Financial Group, Inc.                          563,617
           180,484  American International Group, Inc.                12,314,422
            22,251  AON Corp.                                            799,923
            13,900  Chubb Corp.                                        1,357,335
            12,148  Cincinnati Financial Corp.                           542,773
            26,188  Genworth Financial Inc. Cl A                         905,581
            20,886  Hartford Financial Services
                    Group Inc. (The)                                   1,793,899
             9,319  Jefferson-Pilot Corp.                                530,531
            12,045  Lincoln National Corp.                               638,746
             9,428  Loews Corp.                                          894,246
            37,874  Marsh & McLennan
                    Companies, Inc.                                    1,202,878

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

             9,321  MBIA Inc.                                            560,751
            52,656  MetLife, Inc.                                      2,580,144
            13,715  Progressive Corp. (The)                            1,601,638
            35,115  Prudential Financial Inc.                          2,570,067
             8,590  Safeco Corp.                                         485,335
            48,149  St. Paul Travelers
                    Companies, Inc. (The)                              2,150,816
             7,216  Torchmark Corp.                                      401,210
            20,721  UnumProvident Corp.                                  471,403
            12,124  XL Capital Ltd. Cl A                                 816,915
                                                                 ---------------
                                                                      38,433,637
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.6%
            21,326  Amazon.com, Inc.(1)                                1,005,521
            79,470  eBay Inc.(1)                                       3,437,077
                                                                 ---------------
                                                                       4,442,598
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.4%
            87,799  Yahoo! Inc.(1)                                     3,439,965
                                                                 ---------------
IT SERVICES - 1.0%
             8,641  Affiliated Computer
                    Services Inc. Cl A(1)                                511,374
            40,093  Automatic Data Processing, Inc.                    1,839,868
            12,864  Computer Sciences Corp.(1)                           651,433
             9,732  Convergys Corp.(1)                                   154,252
            36,264  Electronic Data Systems Corp.                        871,787
            53,128  First Data Corp.                                   2,285,034
            12,828  Fiserv, Inc.(1)                                      555,068
            23,190  Paychex, Inc.                                        884,003
             9,124  Sabre Holdings Corp. Cl A                            219,980
            23,607  Unisys Corp.(1)                                      137,629
                                                                 ---------------
                                                                       8,110,428
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
             6,707  Brunswick Corp.                                      272,707
            19,969  Eastman Kodak Co.                                    467,274
            12,400  Hasbro, Inc.                                         250,232
            28,077  Mattel, Inc.                                         444,178
                                                                 ---------------
                                                                       1,434,391
                                                                 ---------------
MACHINERY - 1.4%
            47,297  Caterpillar Inc.                                   2,732,349
             3,260  Cummins Inc.                                         292,520
            16,496  Danaher Corp.                                        920,147
            16,771  Deere & Co.                                        1,142,273
            14,092  Dover Corp.                                          570,585

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

            10,291  Eaton Corp.                                          690,423
            14,238  Illinois Tool Works Inc.                           1,252,802
            23,004  Ingersoll-Rand Company Cl A                          928,671
             6,421  ITT Industries, Inc.                                 660,207
             4,255  Navistar International Corp.(1)                      121,778
            11,771  Paccar Inc.                                          814,906
             8,661  Pall Corp.                                           232,634
             8,327  Parker-Hannifin Corp.                                549,249
                                                                 ---------------
                                                                      10,908,544
                                                                 ---------------
MEDIA - 3.2%
            37,584  Clear Channel
                    Communications, Inc.                               1,182,017
           150,993  Comcast Corporation Cl A(1)                        3,919,778
           133,756  Disney (Walt) Co.                                  3,206,131
             4,081  Dow Jones & Co., Inc.                                144,835
             5,914  EW Scripps Co. Cl A                                  283,990
            16,680  Gannett Co., Inc.                                  1,010,308
            29,971  Interpublic Group of
                    Companies, Inc.(1)                                   289,220
             4,834  Knight-Ridder, Inc.                                  305,992
             2,886  Meredith Corp.                                       151,053
            10,099  New York Times Co. (The) Cl A                        267,119
           169,198  News Corp. Cl A                                    2,631,029
            12,537  Omnicom Group Inc.                                 1,067,275
           324,211  Time Warner Inc.                                   5,654,240
            18,204  Tribune Co.                                          550,853
            15,546  Univision Communications
                    Inc. Cl A(1)                                         456,897
           107,460  Viacom, Inc. Cl B                                  3,503,196
                                                                 ---------------
                                                                     247,623,933
                                                                 ---------------
METALS & MINING - 0.8%
            60,509  Alcoa Inc.                                         1,789,252
             5,904  Allegheny Technologies Inc.                          213,016
            12,797  Freeport-McMoRan Copper
                    & Gold, Inc. Cl B                                    688,479
            31,066  Newmont Mining Corporation                         1,658,924
            10,820  Nucor Corp.                                          721,910
             7,061  Phelps Dodge Corp.                                 1,015,866
             7,883  United States Steel Corp.                            378,936
                                                                 ---------------
                                                                       6,466,383
                                                                 ---------------
MULTI-UTILITIES - 1.1%
            14,203  Ameren Corp.                                         727,762
            21,629  CenterPoint Energy, Inc.                             277,933
            15,309  CMS Energy Corp.(1)                                  222,134
            17,033  Consolidated Edison, Inc.                            789,139
            24,147  Dominion Resources Inc.                            1,864,148

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

            12,364  DTE Energy Company                                   534,001
            12,123  KeySpan Corporation                                  432,670
            18,955  NiSource Inc.                                        395,401
            23,857  PG&E Corp.                                           885,572
            17,432  Public Service Enterprise
                    Group Inc.                                         1,132,557
            17,876  Sempra Energy                                        801,560
            14,468  TECO Energy, Inc.                                    248,560
            28,013  XCEL Energy Inc.                                     517,120
                                                                 ---------------
                                                                       8,828,557
                                                                 ---------------
MULTILINE RETAIL - 1.2%
             7,943  Big Lots Inc.(1)                                      95,395
             4,282  Dillard's Inc. Cl A                                  106,279
            22,015  Dollar General Corp.                                 419,826
            10,795  Family Dollar Stores, Inc.                           267,608
            18,928  Federated Department
                    Stores, Inc.                                       1,255,494
            16,148  J.C. Penney Co. Inc.                                 897,829
            23,972  Kohl's Corp.(1)                                    1,165,039
            15,200  Nordstrom, Inc.                                      568,480
             6,940  Sears Holdings Corp.(1)                              801,778
            61,133  Target Corporation                                 3,360,482
                                                                 ---------------
                                                                       8,938,210
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
            66,779  Xerox Corp.(1)                                       978,312
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 7.7%
             5,563  Amerada Hess Corp.                                   705,500
            16,493  Anadarko Petroleum Corp.                           1,562,712
            22,897  Apache Corp.                                       1,568,902
            26,286  Burlington Resources, Inc.                         2,265,853
           156,104  Chevron Corp.                                      8,862,024
            96,483  ConocoPhillips                                     5,613,381
            30,894  Devon Energy Corporation                           1,932,111
            45,844  El Paso Corp.                                        557,463
            16,798  EOG Resources Inc.                                 1,232,469
           432,672  Exxon Mobil Corp.                                 24,303,186
             8,065  Kerr-McGee Corp.                                     732,786
             7,317  Kinder Morgan, Inc.                                  672,798
            25,482  Marathon Oil Corp.                                 1,553,638
            11,481  Murphy Oil Corp.                                     619,859
            27,952  Occidental Petroleum Corp.                         2,232,806
             9,465  Sunoco, Inc.                                         741,867
            42,878  Valero Energy Corp.                                2,212,505
            39,843  Williams Companies, Inc. (The)                       923,162

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

            25,254  XTO Energy Inc.                                    1,109,661
                                                                 ---------------
                                                                      59,402,683
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.4%
            34,106  International Paper Company                        1,146,303
             7,354  Louisiana-Pacific Corp.                              202,014
            12,617  MeadWestvaco Corp.                                   353,655
            16,913  Weyerhaeuser Co.                                   1,122,008
                                                                 ---------------
                                                                       2,823,980
                                                                 ---------------
PERSONAL PRODUCTS - 0.1%
             5,254  Alberto-Culver Company                               240,371
            31,873  Avon Products, Inc.                                  909,974
                                                                 ---------------
                                                                       1,150,345
                                                                 ---------------
PHARMACEUTICALS - 6.5%
           107,863  Abbott Laboratories                                4,253,038
             9,151  Allergan, Inc.                                       987,942
           136,045  Bristol-Myers Squibb Co.                           3,126,314
            79,034  Eli Lilly and Company                              4,472,534
            23,488  Forest Laboratories, Inc.(1)                         955,492
           206,860  Johnson & Johnson                                 12,432,287
            16,811  King Pharmaceuticals, Inc.(1)                        284,442
           152,046  Merck & Co., Inc.                                  4,836,583
            15,199  Mylan Laboratories Inc.                              303,372
           512,566  Pfizer Inc.                                       11,953,039
           102,763  Schering-Plough Corp.                              2,142,609
             7,051  Watson Pharmaceuticals, Inc.(1)                      229,228
            93,333  Wyeth                                              4,299,851
                                                                 ---------------
                                                                      50,276,731
                                                                 ---------------
REAL ESTATE - 0.8%
             6,653  Apartment Investment and
                    Management Co. Cl A                                  251,949
            14,740  Archstone-Smith Trust                                617,459
            28,242  Equity Office Properties Trust                       856,580
            20,037  Equity Residential                                   783,847
            12,797  Plum Creek Timber Co. Inc.                           461,332
            16,931  ProLogis                                             791,016
             5,749  Public Storage Inc.                                  389,322
            12,964  Simon Property Group, Inc.                           993,432
             8,209  Vornado Realty Trust                                 685,205
                                                                 ---------------
                                                                       5,830,142
                                                                 ---------------
EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

ROAD & RAIL - 0.7%
            25,965  Burlington Northern
                    Santa Fe Corp.                                     1,838,841
            15,105  CSX Corporation                                      766,881
            28,260  Norfolk Southern Corp.                             1,266,896
            18,422  Union Pacific Corp.                                1,483,155
                                                                 ---------------
                                                                       5,355,773
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 3.3%
            28,096  Advanced Micro Devices, Inc.(1)                      859,738
            25,202  Altera Corp.(1)                                      466,993
            25,507  Analog Devices, Inc.                                 914,936
           112,817  Applied Materials, Inc.                            2,023,937
            20,859  Applied Micro Circuits Corp.(1)                       53,608
            20,109  Broadcom Corp. Cl A(1)                               948,139
            28,535  Freescale Semiconductor
                    Inc. Cl B(1)                                         718,226
           419,223  Intel Corp.                                       10,463,805
            13,726  KLA-Tencor Corp.                                     677,104
            21,191  Linear Technology Corp.                              764,359
            27,228  LSI Logic Corp.(1)                                   217,824
            22,794  Maxim Integrated Products, Inc.                      826,055
            42,969  Micron Technology, Inc.(1)                           571,917
            23,896  National Semiconductor Corp.                         620,818
             9,273  Novellus Systems, Inc.(1)                            223,665
            11,902  NVIDIA Corp.(1)                                      435,137
            12,602  PMC-Sierra, Inc.(1)                                   97,161
            13,675  Teradyne, Inc.(1)                                    199,245
           112,510  Texas Instruments Inc.                             3,608,196
            24,233  Xilinx, Inc.                                         610,914
                                                                 ---------------
                                                                      25,301,777
                                                                 ---------------
SOFTWARE - 3.6%
            41,804  Adobe Systems Inc.                                 1,545,076
            16,048  Autodesk, Inc.                                       689,262
            15,063  BMC Software Inc.(1)                                 308,641
            12,289  Citrix Systems, Inc.(1)                              353,677
            31,906  Computer Associates
                    International, Inc.                                  899,430
            26,950  Compuware Corp.(1)                                   241,742
            20,900  Electronic Arts Inc.(1)                            1,093,279
            12,303  Intuit Inc.(1)                                       655,750
             6,021  Mercury Interactive Corp.(1)                         167,324
           636,548  Microsoft Corporation                             16,645,729
            26,550  Novell, Inc.(1)                                      234,437
           261,505  Oracle Corp.(1)                                    3,192,976
            18,660  Parametric Technology Corp.(1)                       113,826
            36,787  Siebel Systems, Inc.                                 389,206

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

            75,198  Symantec Corp.(1)                                  1,315,965
                                                                 ---------------
                                                                      27,846,320
                                                                 ---------------
SPECIALTY RETAIL - 2.2%
            12,586  AutoNation, Inc.(1)                                  273,494
             3,839  AutoZone, Inc.(1)                                    352,228
            20,641  Bed Bath & Beyond Inc.(1)                            746,172
            28,420  Best Buy Co., Inc.                                 1,235,702
            10,889  Circuit City Stores Inc.                             245,983
            39,908  Gap, Inc. (The)                                      703,977
           147,711  Home Depot, Inc.                                   5,979,340
            24,213  Limited Brands, Inc.                                 541,161
            54,370  Lowe's Companies, Inc.                             3,624,303
            21,475  Office Depot, Inc.(1)                                674,315
             4,922  OfficeMax Inc.                                       124,822
             9,318  RadioShack Corp.                                     195,958
             7,805  Sherwin-Williams Co.                                 354,503
            50,856  Staples, Inc.                                      1,154,940
             9,890  Tiffany & Co.                                        378,688
            32,033  TJX Companies, Inc. (The)                            744,127
                                                                 ---------------
                                                                      17,329,713
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
            26,427  Coach Inc.(1)                                        881,076
             8,122  Jones Apparel Group, Inc.                            249,508
             7,415  Liz Claiborne, Inc.                                  265,605
            13,218  NIKE, Inc. Cl B                                    1,147,191
             3,674  Reebok International Ltd.                            213,937
             6,184  VF Corp.                                             342,223
                                                                 ---------------
                                                                       3,099,540
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.7%
            41,524  Countrywide Financial Corporation                  1,419,706
            67,302  Fannie Mae                                         3,285,010
            48,048  Freddie Mac                                        3,139,937
            17,720  Golden West Financial Corp.                        1,169,520
             6,308  MGIC Investment Corp.                                415,193
            24,833  Sovereign Bancorp Inc.                               536,889
            68,610  Washington Mutual, Inc.                            2,984,535
                                                                 ---------------
                                                                      12,950,790
                                                                 ---------------
TOBACCO - 1.5%
           144,796  Altria Group Inc.(3)                              10,819,157
             5,945  Reynolds American Inc.                               566,737

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------

            11,373  UST Inc.                                             464,360
                                                                 ---------------
                                                                      11,850,254
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS(2)
             5,298  Grainger (W.W.), Inc.                                376,688
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.8%
            26,625  ALLTEL Corp.                                       1,680,038
           205,436  Sprint Nextel Corp.                                4,798,984
                                                                 ---------------
                                                                       6,479,022
                                                                 ---------------
TOTAL COMMON STOCKS                                                  785,547,044
(Cost $631,702,159)                                              ---------------
SHORT-TERM INVESTMENTS - 0.1%
          $400,000  U.S. Treasury Bills,
                    3.91%, 3/23/06(3)(4)                                 396,546
                                                                 ---------------
(Cost $396,486)
TOTAL INVESTMENT SECURITIES - 101.2%                                 785,943,590
                                                                 ---------------
(Cost $632,098,645)
OTHER ASSETS AND LIABILITIES - (1.2)%                                 (9,055,843
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $776,887,747
                                                                 ===============

FUTURES CONTRACTS*
                             Expiration    Underlying Face   Unrealized
Contracts Purchased             Date       Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
77  S&P 500 E-Mini Futures   March 2006      $4,824,050       $(65,540)
                                           ============      ==========

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash.

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Industry is less than 0.05% of total net assets.
(3)Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.
(4)The rate indicated is the yield to maturity at purchase.

EQUITY INDEX - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of December 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $667,452,343
                                                                 ===============
Gross tax appreciation of investments                               $182,514,624
Gross tax depreciation of investments                               (64,023,377)
                                                                 ---------------
Net tax appreciation of investments                                 $118,491,247
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
REAL ESTATE FUND
DECEMBER 31, 2005

[american century investments logo and text logo]

REAL ESTATE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.5%
DIVERSIFIED - 5.8%
           816,200  Colonial Properties Trust                    $    34,264,076
         2,264,800  Huntingdon Real Estate
                    Investment Trust                                   5,355,979
           747,600  Lexington Corporate
                    Properties Trust                                  15,923,880
         1,283,500  Swire Pacific Ltd. Cl A ORD                       11,521,529
            91,500  Washington Real Estate
                    Investment Trust                                   2,777,025
                                                                 ---------------
                                                                      69,842,489
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.3%
           145,400  CapitalSource Inc.                                 3,256,960
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.3%
           762,300  Albertson's Inc.                                  16,275,105
                                                                 ---------------
HEALTH CARE - 1.2%
           380,600  Cogdell Spencer Inc.(1)                            6,428,334
           316,600  Health Care Property
                    Investors, Inc.                                    8,092,296
            16,100  Nationwide Health Properties Inc.                    344,540
                                                                 ---------------
                                                                      14,865,170
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 14.2%
           503,080  Eagle Hospitality Properties
                    Trust Inc.                                         3,838,500
         1,302,000  Hilton Hotels Corporation                         31,391,220
         2,619,830  Host Marriott Corp.                               49,645,779
         1,266,400  Innkeepers USA Trust                              20,262,400
           967,559  InterContinental Hotels
                    Group plc ADR                                     13,981,228
         1,846,875  InterContinental Hotels
                    Group plc ORD                                     26,668,542
           399,900  Sunstone Hotel Investors, Inc.                    10,625,343
         3,280,000  Wharf Holdings Ltd. ORD                           11,591,227
           370,026  Winston Hotels Inc.                                3,663,257
                                                                 ---------------
                                                                     171,667,496
                                                                 ---------------
INDUSTRIALS - 9.1%
           354,200  AMB Property Corp.                                17,416,014
            64,700  Eastgroup Properties                               2,921,852
           818,900  First Potomac Realty Trust                        21,782,740
         1,468,510  ProLogis                                          68,608,788
                                                                 ---------------
                                                                     110,729,394
                                                                 ---------------
MULTI-FAMILY RESIDENTIAL - 20.4%
           828,400  Apartment Investment and
                    Management Co. Cl A                               31,371,508
         1,157,600  Archstone-Smith Trust                             48,491,865
            63,500  AvalonBay Communities Inc.                         5,667,375
           248,100  Boardwalk Real Estate
                    Investment Trust                                   4,520,995
           994,840  BRE Properties                                    45,245,323
            99,600  Camden Property Trust                              5,768,832
           243,436  Education Realty Trust, Inc.                       3,137,890
           566,000  Equity Residential                                22,141,920

REAL ESTATE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            96,000  Essex Property Trust, Inc.                         8,851,200
           254,300  GMH Communities Trust                              3,944,193
           351,842  Mid-America Apartment
                    Communities Inc.                                  17,064,337
           844,800  Post Properties, Inc.                             33,749,760
           758,400  United Dominion Realty Trust Inc.                 17,776,896
                                                                 ---------------
                                                                     247,732,094
                                                                 ---------------
NEIGHBORHOOD & COMMUNITY
SHOPPING CENTERS - 5.0%
           374,300  Developers Diversified Realty Corp.               17,599,586
           125,545  Federal Realty Investors Trust                     7,614,304
           275,000  Kimco Realty Corporation                           8,822,000
            98,200  Regency Centers Corp.                              5,788,890
           548,900  Weingarten Realty Investors                       20,753,909
                                                                 ---------------
                                                                      60,578,689
                                                                 ---------------
OFFICE MANAGEMENT - 19.4%
           851,084  Brandywine Realty Trust                           23,753,754
           321,200  Columbia Equity Trust, Inc.                        5,187,380
           100,740  Cousins Properties Inc.                            2,850,942
           353,700  Crescent Real Estate Equities Co.                  7,010,334
           687,800  Kilroy Realty Corp.                               42,574,820
           666,400  Liberty Property Trust                            28,555,240
         1,051,000  Mack-Cali Realty Corp.                            45,403,201
            82,000  Maguire Properties, Inc.                           2,533,800
           523,500  Mission West Properties                            5,098,890
            50,500  Realty Income Corp.                                1,091,810
           213,570  SL Green Realty Corp.                             16,314,612
           503,500  Trizec Properties Inc.                            11,540,220
           522,500  Vornado Realty Trust                              43,613,075
                                                                 ---------------
                                                                     235,528,078
                                                                 ---------------
REGIONAL MALLS - 17.1%
           591,410  General Growth Properties, Inc.                   27,790,356
           501,100  Macerich Co. (The)                                33,643,854
           462,400  Mills Corp. (The)                                 19,393,056
         1,033,876  Pennsylvania Real Estate
                    Investment Trust                                  38,625,607
           824,288  Simon Property Group, Inc.                        63,165,190
           724,768  Taubman Centers Inc.                              25,185,688
                                                                 ---------------
                                                                     207,803,751
                                                                 ---------------
STORAGE - 2.7%
           671,428  Extra Space Storage Inc.                          10,339,991
           244,710  Public Storage Inc.                               16,571,761
           300,000  U-Store-It Trust                                   6,315,000
                                                                 ---------------
                                                                      33,226,752
                                                                 ---------------

REAL ESTATE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
                                                                        VALUE
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                1,171,505,978
(Cost $1,038,095,008)                                            ---------------

TEMPORARY CASH INVESTMENTS - 4.8%
Repurchase Agreement, Morgan Stanley Group,
Inc., (collateralized by various U.S. Treasury
obligations, 6.25%, 8/15/23, valued at
$58,727,367), in a joint trading account at
3.37%, dated 12/30/05, due 1/3/06 (Delivery
value $57,521,531)                                                    57,500,000
                                                                 ---------------
(Cost $57,500,000)

TOTAL INVESTMENT SECURITIES - 101.3%                               1,229,005,978
                                                                 ---------------
(COST $1,095,595,008)

OTHER ASSETS AND LIABILITIES - (1.3)%                               (15,178,022)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                        $ 1,213,827,956
                                                                 ===============
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 1 in
    Supplementary Notes to Schedule of Investments for a summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2005.)

REAL ESTATE - SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended December 31, 2005 follows:
                                                                                         DECEMBER 31, 2005
                       SHARE
                       BALANCE   PURCHASE      SALES         REALIZED     DIVIDEND     SHARE     MARKET
COMPANY                3/31/05   COST          COST          GAIN (LOSS)  INCOME       BALANCE   VALUE
Cogdell Spencer Inc.   -         $ 6,461,929   $         -   $        -   $   85,061   380,600   $ 6,428,334
Mid-America Apartment
Communities Inc.(1)    805,900    13,834,559    32,201,804    4,071,400    1,339,008   351,842    17,064,337
                                 -----------   -----------   ----------   ----------             -----------
                                 $20,296,488   $32,201,804   $4,071,400   $1,424,069             $23,492,671
                                 ===========   ===========   ==========   ==========             ===========
(1) Issuer was not an affiliate at December 31, 2005.

2. FEDERAL TAX INFORMATION

As of December 31, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $1,098,442,344
                                                                  ==============
Gross tax appreciation of investments                             $  144,287,534
Gross tax depreciation of investments                               (13,723,900)
                                                                  --------------
Net tax appreciation of investments                               $  130,563,634
                                                                  ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

By:      /s/  William M. Lyons
         -----------------------------------------------
         Name:   William M. Lyons
         Title:  President

Date:    February 28, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  William M. Lyons
         -----------------------------------------------
         Name:   William M. Lyons
         Title:  President
                 (principal executive officer)

Date:    February 28, 2006

By:      /s/  Maryanne L. Roepke
         -----------------------------------------------
         Name:   Maryanne L. Roepke
         Title:  Sr. Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    February 28, 2006